UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05876

LORD ABBETT SERIES FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2007

Item 1:               Report to Shareholders.

2007

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—All Value Portfolio

For the six-month period ended June 30, 2007

Lord Abbett Series Fund — All Value Portfolio
Semiannual Report

For the six-month period ended June 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Series Fund – All Value Portfolio's performance for the six-month period ended June 30, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2007?

A: Supported by above-trend earnings growth and a dwindling supply of shares outstanding, equities returned approximately 7% (on a total return basis), as measured by the S&P Composite 1500® Index,1 in the six-month period ended June 30, 2007. Though the path higher had its dips and turns, both the Dow Jones Industrial Average2 and the S&P 500® Index3 reached record levels, with the latter finally cresting (albeit for only a brief period) its prior high established seven years ago.

The industrial sector of the economy looked stronger in the period. With the supply of inventories low and foreign demand robust, manufacturing activity began to accelerate. The Institute for

1

Supply Management's (ISM) survey of the manufacturing sector, for instance, jumped 4.1 points between March and May. In response, year-ahead forward rates on three-month deposits rose, and the yield on the 10-year Treasury bond climbed lockstep. By early June, the rise in the 10-year Treasury bond yield eclipsed that of short-term rates, which triggered a period of consolidation in the equity markets. Though the semiannual period ended June 30, 2007, finished on a down-note, the gains returned during the six-month period were still quite strong.

Returns in the equity market were broad; however, companies with mid to small capitalizations outperformed large to mega capitalizations. In fact, shares of growth-oriented small and mid cap companies led all other styles of investing. With the performance of large cap companies trailing that of their smaller peers, the valuation gap (the difference between the prices that investors are willing to pay for the earnings of the companies in each index) widened. At the close of June, the price-to-earnings ratio (P/E) of the S&P 100® Index4 was about 25% less than the P/E of the small and mid cap indexes (as based on the S&P SmallCap 600® Index5 and the S&P MidCap 400® Index6). Finally, unlike in the small and mid cap categories, value continued its dominance over growth in the large cap space.

Q: How did the All Value Portfolio perform during the six-month period ended June 30, 2007?

A: The Fund returned 7.5%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to its benchmark, the Russell 3000® Value Index,7 which returned 6.0% in the same period.

Q: What were the most significant factors affecting performance?

A: The financial services sector (owing to an underweight position) was the greatest contributor to the Fund's performance relative to its benchmark for the six-month period, followed by the producer durables sector and the technology sector.

Among the individual holdings that contributed to the Fund's performance were utilities holding AT&T Inc. (the Fund's number-one contributor); technology holding Anixter International Inc., a distributor of communications and specialty wire and cable products; auto and transportation holding Oshkosh Truck Corp., a maker of fire and emergency apparatus and specialty commercial and military trucks; and two materials and processing holdings: Quanex Corp., a manufacturer of specialized metal

2

products made from carbon and alloy steel and aluminum, and The Shaw Group Inc., a provider of engineering and construction services to the power, process, environmental infrastructure, and emergency response markets.

The worst detractors from the Fund's relative performance were the utilities sector, the integrated oils sector (owing to an underweight position), and the other energy sector. (This latter sector includes oil service companies, as well as smaller exploration and production companies, and independent refiners.)

Among the individual holdings that detracted from performance were two materials and processing companies: Newmont Mining Corp. (the Fund's number-one detractor), which mines gold, copper, silver, and zinc, and Rogers Corp., a maker of specialty materials and components for the communications, computer, imaging, consumer, and transportation markets; financial services holding Citigroup, Inc., a diversified financial services holding company; healthcare holding Boston Scientific Corp., a developer of minimally invasive medical devices; and technology holding JDS Uniphase Corp., a provider of communications test and measurement solutions and optical products.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index combines the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600® to create a broad market portfolio representing 90% of U.S. equities.

2  The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

3  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

5  The S&P SmallCap 600® Index is a widely accepted benchmark due to its low turnover and greater liquidity.

6  The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market.

7  The Russell 3000® Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index also are members of either the Russell 1000® Value or the Russell 2000® Value indexes.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the

3

performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

4

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/07 – 6/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	1/1/07	6/30/07	1/1/07 – 6/30/07
Class VC
Actual	$1,000.00	$1,074.60	$5.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.76

†  Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2007

Sector*	%**
Auto & Transportation	1.88%
Consumer Discretionary	6.46%
Consumer Staples	7.67%
Financial Services	11.87%
Healthcare	10.12%
Integrated Oils	5.18%
Materials & Processing	11.75%
Other	8.66%
Other Energy	5.69%
Producer Durables	7.24%
Technology	9.69%
Utilities	9.44%
Short-Term Investment	4.35%
Total	100.00%

  *  A sector may comprise several industries.
  **  Represents percent of total investments.

6

Schedule of Investments (unaudited)

June 30, 2007

Investments	Shares	Value (000)
COMMON STOCKS 95.84%
Advertising Agency 1.00%
Interpublic Group of Cos., Inc. (The)*	36,500	$416
R.H. Donnelley Corp.*	6,800	515
Total		931
Aerospace 1.53%
Alliant Techsystems Inc.*	7,500	744
Curtiss-Wright Corp.	10,000	466
Moog Inc., Class A*	4,750	209
Total		1,419
Auto Components 1.88%
Oshkosh Truck Corp.	27,800	1,749
Banks 4.72%
Bank of New York Mellon Corp. (The)	26,700	1,106
Cullen/Frost Bankers, Inc.	30,600	1,636
JPMorgan Chase & Co.	11,800	572
Marshall & Ilsley Corp. (The)	7,300	348
Mellon Financial Corp.	10,200	449
TCF Financial Corp.	9,700	270
Total		4,381
Beverage: Brewers 0.40%
Anheuser-Busch Cos., Inc.	7,200	376
Beverage: Distillers 0.34%
Brown-Forman Corp.	4,300	314
Beverage: Soft Drinks 2.16%
Coca-Cola Enterprises Inc.	24,000	576
PepsiCo, Inc.	22,000	1,427
Total		2,003

Investments	Shares	Value (000)
Chemicals 3.29%
Cabot Corp.	5,500	$262
Cytec Industries Inc.	18,400	1,173
Praxair, Inc.	12,875	927
Rohm & Haas Co.	12,600	689
Total		3,051
Communications & Media 0.30%
Time Warner, Inc.	13,400	282
Communications Technology 4.13%
Anixter International, Inc.*	15,300	1,151
Corning Inc.*	47,100	1,203
JDS Uniphase Corp.*	27,100	364
McAfee, Inc.*	17,400	612
Tellabs, Inc.*	46,800	504
Total		3,834
Computer Services, Software & Systems 1.36%
Cadence Design Systems, Inc.*	57,600	1,265
Computer Technology 2.70%
Intermec, Inc.*	7,800	197
Sun Microsystems, Inc.*	168,700	887
Zebra Technologies Corp., Class A*	36,800	1,426
Total		2,510
Consumer Electronics 0.40%
Yahoo! Inc.*	13,600	369
Consumer Products 0.60%
International Flavors & Fragrances Inc.	10,600	553
Containers & Packaging: Metal & Glass 0.47%
AptarGroup, Inc. (United Kingdom)(a)	12,400	441

See Notes to Financial Statements.
7

Schedule of Investments (unaudited) (continued)

June 30, 2007

Investments	Shares	Value (000)
Copper 0.45%
Freeport-McMoRan Copper & Gold Inc.	5,000	$414
Diversified Financial Services 1.97%
Citigroup, Inc.	35,600	1,826
Diversified Manufacturing 1.97%
Ball Corp.	10,100	537
Brady Corp.	13,700	509
Hexcel Corp.*	18,800	396
Olin Corp.	18,300	384
Total		1,826
Drug & Grocery Store Chains 1.45%
Kroger Co. (The)	47,800	1,345
Drugs & Pharmaceuticals 8.32%
Abbott Laboratories	32,300	1,730
Bristol-Myers Squibb Co.	11,800	372
Eli Lilly & Co.	14,000	782
Mylan Laboratories Inc.	42,200	768
Novartis AG ADR	21,000	1,177
Schering-Plough Corp.	18,630	567
Teva Pharmaceutical Industries Ltd. ADR	27,700	1,143
Wyeth	20,600	1,181
Total		7,720
Electrical Equipment & Components 2.41%
AMETEK, Inc.	9,550	379
Cooper Industries Ltd., Class A	7,600	434
Emerson Electric Co.	13,400	627
Molex Inc.	26,600	798
Total		2,238
Electronics: Technology 1.51%
General Dynamics Corp.	17,900	1,400

Investments	Shares	Value (000)
Engineering & Contracting Services 0.17%
URS Corp.*	3,300	$160
Financial Data Processing Services & Systems 0.20%
Automatic Data Processing, Inc.	3,800	184
Foods 0.92%
Kraft Foods Inc., Class A	24,100	850
Gold 1.47%
Barrick Gold Corp. (Canada)(a)	46,900	1,363
Healthcare Management Services 0.84%
IMS Health Inc.	24,300	781
Identification Control & Filter Devices 1.62%
Agilent Technologies, Inc.*	20,300	780
IDEX Corp.	18,750	723
Total		1,503
Insurance: Multi-Line 3.36%
American International Group, Inc.	32,600	2,283
Hartford Financial Services Group, Inc. (The)	8,500	837
Total		3,120
Insurance: Property-Casualty 0.50%
Progressive Corp. (The)	19,500	467
Machinery: Construction & Handling 1.23%
Caterpillar Inc.	14,600	1,143
Machinery: Industrial/Specialty 0.46%
Kennametal Inc.	5,200	427

See Notes to Financial Statements.
8

Schedule of Investments (unaudited) (continued)

June 30, 2007

Investments	Shares	Value (000)
Machinery: Oil Well Equipment & Services 2.62%
BJ Services Co.	35,000	$996
CARBO Ceramics Inc.	7,200	316
Halliburton Co.	17,800	614
Schlumberger Ltd.
(Netherlands)(a)	2,300	195
Superior Energy Services, Inc.*	7,700	307
Total		2,428
Medical & Dental Instruments & Supplies 0.98%
Patterson Cos., Inc.*	14,500	540
Zimmer Holdings, Inc.*	4,400	374
Total		914
Metal Fabricating 2.30%
Quanex Corp.	22,850	1,113
Shaw Group, Inc. (The)*	22,000	1,018
Total		2,131
Miscellaneous: Consumer Staples 1.23%
Diageo plc ADR	13,700	1,141
Miscellaneous: Materials & Processing 0.19%
Rogers Corp.*	4,690	174
Multi-Sector Companies 8.68%
Berkshire Hathaway
Financial, Class B*	425	1,532
Carlisle Cos., Inc.	47,800	2,223
Eaton Corp.	4,470	416
Fortune Brands, Inc.	2,200	181
General Electric Co.	86,900	3,327
Trinity Industries, Inc.	8,600	374
Total		8,053

Investments	Shares	Value (000)
Oil: Crude Producers 2.64%
Apache Corp.	5,000	$408
Chesapeake Energy Corp.	29,800	1,031
Forest Oil Corp.*	10,500	444
Range Resources Corp.	15,100	565
Total		2,448
Oil: Integrated Domestic 1.03%
EnCana Corp. (Canada)(a)	15,600	959
Oil: Integrated International 4.16%
Chevron Corp.	9,700	817
ExxonMobil Corp.	36,300	3,045
Total		3,862
Publishing: Miscellaneous 1.28%
R.R. Donnelley & Sons Co.	27,300	1,188
Rental & Leasing Services: Commercial 0.70%
GATX Financial Corp.	13,300	655
Retail 2.43%
Costco Wholesale Corp.	14,500	848
Macy's, Inc.	18,574	739
MSC Industrial Direct Co., Inc., Class A	12,200	671
Total		2,258
Savings & Loan 0.44%
Webster Financial Corp.	9,565	408
Services: Commercial 0.46%
IAC/InterActiveCorp.*	12,300	426
Soaps & Household Chemicals 1.19%
Procter & Gamble Co. (The)	18,009	1,102
Steel 1.47%
Carpenter Technology Corp.	10,500	1,368

See Notes to Financial Statements.
9

Schedule of Investments (unaudited) (concluded)

June 30, 2007

Investments	Shares	Value (000)
Utilities: Cable TV & Radio 1.88%
Comcast Corp., Class A*	62,425	$1,745
Utilities: Electrical 3.16%
CMS Energy Corp.	24,540	422
Dominion Resources, Inc.	6,200	535
PNM Resources, Inc.	17,300	481
Southern Co. (The)	31,600	1,084
Wisconsin Energy Corp.	9,300	411
Total		2,933
Utilities: Gas Distributors 0.80%
AGL Resources Inc.	4,800	194
UGI Corp.	20,000	546
Total		740
Utilities: Gas Pipelines 0.45%
El Paso Corp.	24,400	420
Utilities: Telecommunications 3.62%
AT&T Inc.	68,200	2,830
Qwest Communications International Inc.*	16,700	162
Verizon Communications, Inc.	9,000	371
Total		3,363
Total Common Stocks (cost $78,517,419)		88,961

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.36%
Repurchase Agreement
Repurchase Agreement dated 6/29/2007, 4.70% due 7/2/2007 with State Street Bank & Trust Co. collateralized by $4,135,000 of Federal National Mortgage Assoc. at Zero Coupon due 7/3/2007; value: $4,129,831; proceeds: $4,049,423 (cost $4,047,837)	$4,048	$4,048
Total Investments in Securities 100.20% (cost $82,565,256)		93,009
Liabilities in Excess of Other Assets (0.20%)		(190)
Net Assets 100.00%		$92,819

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. Dollars.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:
Investment in securities, at value (cost $82,565,256)	$93,009,278
Receivables:
Investment securities sold	479,606
Capital shares sold	94,866
Interest and dividends	66,232
From advisor	4,772
Prepaid expenses	1
Total assets	93,654,755
LIABILITIES:
Payables:
Investment securities purchased	682,280
Management fee	54,305
Capital shares reacquired	26,261
Fund administration	2,896
Directors' fees	2,646
Accrued expenses and other liabilities	67,063
Total liabilities	835,451
NET ASSETS	$92,819,304
COMPOSITION OF NET ASSETS:
Paid-in capital	$78,857,164
Undistributed net investment income	256,870
Accumulated net realized gain on investments	3,261,248
Net unrealized appreciation on investments	10,444,022
Net Assets	$92,819,304
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	5,240,587
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$17.71

See Notes to Financial Statements.
11

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

Investment income:
Dividends (net of foreign witholding taxes of $8,574)	$650,214
Interest	85,393
Total investment income	735,607
Expenses:
Management fee	314,720
Shareholder servicing	150,315
Fund administration	16,785
Professional	16,601
Reports to shareholders	9,448
Custody	7,036
Directors' fees	1,227
Other	504
Gross expenses	516,636
Expense reductions (See Note 7)	(1,074)
Expenses assumed by advisor (See Note 3)	(32,991)
Net expenses	482,571
Net investment income	253,036
Net realized and unrealized gain:
Net realized gain on investments	2,083,917
Net change in unrealized appreciation on investments	3,777,890
Net realized and unrealized gain	5,861,807
Net Increase in Net Assets Resulting From Operations	$6,114,843

See Notes to Financial Statements.
12

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Operations:
Net investment income	$253,036	$418,029
Net realized gain on investments	2,083,917	2,722,185
Net change in unrealized appreciation on investments	3,777,890	4,750,311
Net increas in net assets resulting from operations	6,114,843	7,890,525
Distributions to shareholders from:
Net investment income	–	(417,910)
Net realized gain	–	(1,839,666)
Total distributions to shareholders	–	(2,257,576)
Capital share transactions (See Note 10):
Proceeds from sales of shares	14,359,243	50,173,884
Reinvestment of distributions	–	2,257,576
Cost of shares reacquired	(3,595,226)	(16,401,072)
Net increase in net assets resulting from capital share transactions	10,764,017	36,030,388
Net increase in net assets	16,878,860	41,663,337
NET ASSETS:
Beginning of period	$75,940,444	$34,277,107
End of period	$92,819,304	$75,940,444
Undistributed net investment income	$256,870	$3,834

See Notes to Financial Statements.
13

Financial Highlights

	Six Months Ended 6/30/2007		Year Ended			4/30/2003(c) to
	(unaudited)		2006	2005	2004	12/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$16.48		$14.82	$13.95	$12.10	$10.00
Investment operations:
Net investment income(a)	.05		.11	.09	.13	.04
Net realized and unrealized gain	1.18		2.06	.88	1.77	2.48
Total from investment operations	1.23		2.17	.97	1.90	2.52
Distributions to shareholders from:
Net investment income	–		(.09)	(.05)	(.05)	(.04)
Net realized gain	–		(.42)	(.05)	– (e)	(.38)
Total distributions	–		(.51)	(.10)	(.05)	(.42)
Net asset value, end of period	$17.71		$16.48	$14.82	$13.95	$12.10
Total Return(b)	7.46	%(d)	14.64%	6.95%	15.71%	25.33	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.57	%(d)	1.15%	1.14%	1.14%	.77	%(d)
Expenses, excluding expense reductions and including expenses assumed	.57	%(d)	1.15%	1.14%	1.14%	.77	%(d)
Expenses, excluding expense reductions and expenses assumed	.61	%(d)	1.30%	1.75%	3.06%	22.10	%(d)
Net investment income	.30	%(d)	.69%	.66%	.99%	.35	%(d)
Supplemental Data:
Net assets, end of period (000)	$92,819		$75,940	$34,277	$6,457	$251
Portfolio turnover rate	26.99	%(d)	59.92%	34.89%	19.19%	29.69	%(d)

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Commencement of operations.

(d) Not annualized.

(e) Amount is less than $.01.

See Notes to Financial Statements.
14

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers All Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income—Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

(d)  Federal Taxes—It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses—Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

15

Notes to Financial Statements (unaudited) (continued)

(f)  Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2007, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period January 1, 2007 through April 30, 2008, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary, so that the Fund's expenses (excluding management fee) do not exceed an annual rate of .40% of average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2007, the Fund incurred expenses of $146,870 for such services arrangements with certain insurance companies, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

16

Notes to Financial Statements (unaudited) (continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 were as follows:

	Six Months Ended 6/30/2007 (unaudited)	Year Ended 12/31/2006
Distributions paid from:
Ordinary income	$-	$1,210,765
Net long-term capital gains	-	1,046,811
Total distributions paid	$-	$2,257,576

As of June 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$82,583,542
Gross unrealized gain	11,187,064
Gross unrealized loss	(761,328)
Net unrealized security gain	$10,425,736

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2007 are as follows:

Purchases	Sales
$29,636,728	$21,997,627

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2007.

17

Notes to Financial Statements (unaudited) (continued)

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Shares sold	841,873	3,138,034
Reinvestment of distributions	-	137,072
Shares reacquired	(209,621)	(979,890)
Increase	632,252	2,295,216

18

Notes to Financial Statements (unaudited) (concluded)

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective June 29, 2007, the Fund has adopted FIN 48. The Fund was not required to record any tax liabilities to its NAV as a result of the implementation of FIN 48.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

19

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

20

This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.
All Value Portfolio

LASFAV-3-0607

(08/07)

2007

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—America's Value Portfolio

For the six-month period ended June 30, 2007

Lord Abbett Series Fund — America's Value Portfolio

Semiannual Report

For the six-month period ended June 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Series Fund – America's Value Portfolio's performance for the six-month period ended June 30, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2007?

A: Supported by above-trend earnings growth and a dwindling supply of shares outstanding, equities returned approximately 7% (on a total return basis), as measured by the S&P Composite 1500® Index,1 in the six-month period ended June 30, 2007. Though the path higher had its dips and turns, both the Dow Jones Industrial Average2 and the S&P 500® Index3 reached record levels, with the latter finally cresting (albeit for only a brief period) its prior high established seven years ago.

1

The industrial sector of the economy looked stronger in the period. With the supply of inventories low and foreign demand robust, manufacturing activity began to accelerate. The Institute for Supply Management's (ISM) survey of the manufacturing sector, for instance, jumped 4.1 points between March and May. In response, year-ahead forward rates on three-month deposits rose, and the yield on the 10-year Treasury bond climbed lockstep. By early June, the rise in the 10-year Treasury bond yield eclipsed that of short-term rates, which triggered a period of consolidation in the equity markets. Though the semiannual period ended June 30, 2007, finished on a down-note, the gains returned during the six-month period were still quite strong.

Returns in the equity market were broad; however, companies with mid to small capitalizations outperformed large to mega capitalizations. In fact, shares of growth-oriented small and mid cap companies led all other styles of investing. With the performance of large cap companies trailing that of their smaller peers, the valuation gap (the difference between the prices that investors are willing to pay for the earnings of the companies in each index) widened. At the close of June, the price-to-earnings ratio (P/E) of the S&P 100® Index4 was about 25% less than the P/E of the small and mid cap indexes (as based on the S&P SmallCap 600® Index5 and the S&P MidCap 400® Index6). Finally, unlike in the small and mid cap categories, value continued its dominance over growth in the large cap space.

Looking at the bond market, year to date, the Merrill Lynch High Yield Master II Index7 is up 3.07%, the Lehman Brothers U.S. Aggregate Bond Index8 is up 0.98%, and the Merrill Lynch All Convertibles Index9 is up 6.96%. Convertibles captured 100% of the upside of equities, with the S&P 500 Index also up 6.96%.

Thus far in 2007, investors have shown a preference for riskier, lower-rated securities. Within the high-yield market, 'CCC' rated bonds outperformed 'B' and 'BB' rated bonds, with the Merrill Lynch U.S. High Yield CCC-Rated Index10 up 6.14%, the Merrill Lynch U.S. High Yield B-Rated Index10 up 3.34%, and the Merrill Lynch U.S. High Yield BB-Rated Index10 up 1.54%. In the convertible market, speculative-grade issues beat investment-grade issues as well. The Merrill Lynch All Convertibles Speculative Grade Index11 was up 9.83%, while the Merrill Lynch Convertibles U.S. Investment Grade Index12 was up 5.46%. Even in the high-grade portion of the market, mortgages and corporates outperformed Treasuries.

Q: How did the America's Value Portfolio perform during the six-month period ended June 30, 2007?

A: The Fund returned 7.8%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions

2

reinvested, compared to its benchmark, the S&P 500 Index, which returned 7.0% in the same period.

Note: America's Value Portfolio is not a balanced fund and has the capability to adjust equity and fixed-income allocations, based on relative value in the market and the investment team's proprietary fundamental research.

Q: What were the most significant factors affecting performance?

Equity Portion

A: The greatest contributors to the Fund's performance relative to its benchmark for the six-month period were the financials sector, the materials sector (owing to an overweight position), and the consumer staples sector.

Among individual holdings that contributed to performance were industrials holding R.R. Donnelley & Sons Co. (the Fund's number-one contributor), a provider of commercial printing and information services; materials holding Monsanto Co., a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets; telecommunications services holding AT&T Inc., a communications services provider; healthcare holding Bristol Myers Squibb Co., a diversified worldwide health and personal care company; and energy holding GlobalSantaFe Corp., an international offshore and land contract driller.

The worst detractor from the Fund's relative performance was the utilities sector, followed by the consumer discretionary sector.

Among the individual holdings that detracted from performance were consumer discretionary holding OfficeMax Inc. (the Fund's number-one detractor), a retailer of office products; two utilities holdings: NiSource Inc., a natural gas and electricity company, and Ameren Corp., a provider of electricity and natural gas to customers in Missouri and Illinois; healthcare holding Mylan Laboratories Inc., a developer of generic and branded pharmaceutical products; and financials holding Bank of America Corp., a provider of banking and nonbanking financial services and products.

Bond Portion

A: The Fund's participation in the high-yield bond market made the greatest contribution to performance, followed by the convertible securities and high-grade investment bond markets.

Within the high-yield bond market, the top five individual holdings adding to performance were auto parts and equipment holding Cooper-Standard Automotive, Inc., a manufacturer of sealing system products, fluid systems, vibration control applications, and related products; nonfood and drug retailers holding Brookstone Co., Inc., a specialty retailer of functional consumer products; diversified capital goods holding RBS Global & Rexnord Corp., a maker of power transmission and

3

other industry components; and metals and mining (ex-steel) holdings Freeport-McMoRan Copper & Gold, Inc., a worldwide miner and miller of copper, gold, and silver, and Novelis, Inc., a worldwide provider of flat-rolled aluminum products.

The five worst detractors from performance among high-yield bond holdings were telecommunications/integrated services holding Intelsat Bermuda Ltd., a satellite services company; integrated energy holding VeraSun Energy, a renewable energy source company; metals and mining (ex-steel) holding Noranda Aluminum, a supplier of aluminum products and rolled aluminum coils; and electric-generation holdings Dynegy Holdings, Inc., an electricity provider, and Edison Mission Energy, an independent power producer.

Within the convertible securities market, the top five individual holdings adding to performance were railroads holding CSX Corp., a freight transportation company; support/services holding FTI Consulting Inc., a provider of forensic and litigation consulting; aerospace/defense holding EDO Corp., a designer of advanced electronic, information, and electro-mechanical systems; integrated energy holding Devon Energy Corp., an oil and gas property acquisition, exploration and production company; and liability and property insurance company XL Capital Ltd.

Detracting from performance in the convertible securities market were two health services holdings: Five Star Quality Care, Inc., an operator of senior living facilities, and Amgen Inc., a developer of human therapeutics based on cellular and molecular biology; agriculture holding Archer Daniels Midland Co.; software/services holding Electronic Data Systems Corp., a provider of systems and technology services, business process management, and related services; and global hospitality company Hilton Hotels Corp.

The portfolio's holdings in the investment grade bond market were all profitable in the period and consisted primarily of Federal National Mortgage agency bonds.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

4

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index combines the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600® to create a broad market portfolio representing 90% of U.S. equities.

2  The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

3  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

5  The S&P SmallCap 600® Index is a widely accepted benchmark due to its low turnover and greater liquidity.

6  The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market.

7  The Merrill Lynch High Yield Master II Index is a broad-based index consisting of all U.S. dollar-denominated high yield bonds with a minimum outstanding amount of $100 million and with a maturity greater than one year. The quality rating is less than BBB.

8  The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

9  The Merrill Lynch All Convertibles Index consists of publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.

10  The Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The indexes for CCC, B, and BB are part of the Merrill Lynch High Yield Index, with the only difference being the addition of a ratings filter.

11  The Merrill Lynch All Convertibles Speculative Grade Index consists of speculative-grade publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.

12  The Merrill Lynch U.S. Investment Grade Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

5

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/07 – 6/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	1/1/07	6/30/07	1/1/07 – 6/30/07
Class VC
Actual	$1,000.00	$1,077.90	$5.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.76

†  Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2007

Sector*	%**
Consumer Discretionary	16.13%
Consumer Staples	9.05%
Energy	9.01%
Financials	17.14%
Healthcare	5.63%
Industrials	8.11%
Information Technology	3.06%
Materials	13.84%
Telecommunication Services	9.25%
Utilities	7.67%
Short-Term Investment	1.11%
Total	100.00%

  *  A sector may comprise several industries.
**  Represents percent of total investments.

7

Schedule of Investments (unaudited)

June 30, 2007

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 98.72%
COMMON STOCKS 64.95%
Chemicals 4.88%
Chemtura Corp.	153	$1,698,719
Eastman Chemical Co.	34	2,174,354
Monsanto Co.	30	2,019,446
Total		5,892,519
Commercial Banks 1.02%
Bank of America Corp.	25	1,227,139
Commercial Services & Supplies 2.76%
R.R. Donnelley & Sons Co.	62	2,680,216
Waste Management, Inc.	17	656,040
Total		3,336,256
Communications Equipment 1.19%
Avaya Inc.*	85	1,438,220
Construction Materials 0.51%
KBR, Inc.*	23	613,782
Containers & Packaging 1.72%
Ball Corp.	39	2,073,630
Diversified Consumer Services 1.49%
ServiceMaster Co. (The)	117	1,802,636
Diversified Telecommunication Services 7.04%
AT&T Inc.	87	3,610,500
EMBARQ Corp.	24	1,501,869
Verizon Communications, Inc.	22	926,325
Windstream Corp.	167	2,467,872
Total		8,506,566
Electric Utilities 3.98%
Ameren Corp.	49	2,401,490
Puget Energy, Inc.	100	2,408,328
Total		4,809,818

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Shares (000)	Value
Electrical Equipment 1.10%
Hubbell, Inc., Class B	24	$1,322,968
Energy Equipment & Services 3.58%
GlobalSantaFe Corp. (Cayman Islands)(b)	29	2,109,700
Halliburton Co.	64	2,214,900
Total		4,324,600
Food & Staples Retailing 0.29%
Ingles Markets, Inc.	10	344,500
Food Products 5.07%
H.J. Heinz Co.	48	2,302,295
Kellogg Co.	21	1,108,306
Kraft Foods Inc., Class A	77	2,717,775
Total		6,128,376
Gas Utilities 1.96%
NiSource Inc.	114	2,371,295
Hotels, Restaurants & Leisure 1.12%
McDonald's Corp.	27	1,350,216
Household Durables 3.29%
Newell Rubbermaid, Inc.	81	2,386,773
Snap-on Inc.	31	1,580,963
Total		3,967,736
Insurance 5.85%
ACE Ltd. (Bermuda)(b)	36	2,263,224
PartnerRe Ltd. (Bermuda)(b)	22	1,681,750
Safeco Corp.	16	989,934
XL Capital Ltd., Class A (Bermuda)(b)	25	2,132,537
Total		7,067,445
Leisure Equipment & Products 0.51%
Tyco International Ltd. (Bermuda)(b)	12	617,320
Media 1.75%
Clear Channel Communications, Inc.	32	1,229,150
Interpublic Group of Cos., Inc. (The)*	78	883,660
Total		2,112,810

See Notes to Financial Statements.
9

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments			Shares (000)	Value
Multi-Line Retail 0.87%
Macy's, Inc.			27	$1,052,897
Oil & Gas 3.48%
Chevron Corp.			28	2,400,840
EOG Resources, Inc.			25	1,797,276
Total				4,198,116
Paper & Forest Products 3.58%
Bowater, Inc.			100	2,492,505
MeadWestvaco Corp.			52	1,826,044
Total				4,318,549
Pharmaceuticals 3.77%
Bristol-Myers Squibb Co.			87	2,758,344
Mylan Laboratories, Inc.			99	1,800,810
Total				4,559,154
Semiconductor Equipment & Products 0.92%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR			100	1,110,734
Specialty Retail 1.68%
OfficeMax, Inc.			52	2,031,810
Trading Companies & Distributors 1.54%
Genuine Parts Co.			38	1,860,000
Total Common Stocks (cost $65,803,552)				78,439,092
	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BOND 3.86%
Aerospace & Defense 0.38%
DRS Technologies, Inc.+	2.00%	2/1/2026	$100	110,000
EDO Corp.	4.00%	11/15/2025	300	346,875
Total				456,875
Biotechnology 0.67%
Amgen, Inc.	0.125%	2/1/2011	300	273,000
CV Therapeutics, Inc.	3.25%	8/16/2013	250	221,250

See Notes to Financial Statements.
10

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Biotechnology (continued)
Genzyme Corp.	1.25%	12/1/2023	$300	$316,500
Total				810,750
Commercial Services & Supplies 0.46%
Charles River Associates, Inc.	2.875%	6/15/2034	200	275,750
FTI Consulting, Inc.	3.75%	7/15/2012	200	283,000
Total				558,750
Diversified Telecommunication Services 0.14%
Qwest Communications Int'l., Inc.	3.50%	11/15/2025	100	175,750
Food Products 0.20%
Archer Daniels Midland Co.+	0.875%	2/15/2014	250	238,750
Healthcare Providers & Services 0.30%
Five Star Quality Care	3.75%	10/15/2026	400	361,000
Hotels, Restaurants & Leisure 0.19%
Hilton Hotels Corp.	3.375%	4/15/2023	150	226,688
IT Services 0.29%
Electronic Data Systems Corp.	3.875%	7/15/2023	350	356,125
Machinery 0.30%
Roper Industries, Inc.	1.481%	1/15/2034	500	363,125
Oil & Gas 0.33%
Devon Energy Corp.	4.90%	8/15/2008	250	394,375
Pharmaceuticals 0.39%
MGI PHARMA, Inc.	1.682%	3/2/2024	350	245,000
Wyeth	4.877%#	1/15/2024	200	227,240
Total				472,240
Road & Rail 0.21%
CSX Corp.	Zero Coupon	10/30/2021	155	248,581
Total Convertible Bonds (cost $4,234,495)				4,663,009

See Notes to Financial Statements.
11

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Shares (000)		Value
CONVERTIBLE PREFERRED STOCKS 1.23%
Commercial Banks 0.22%
Marshall & Ilsley Corp. (The)	6.50%	10		$264,300
Electric Utilities 0.22%
CMS Energy Corp.	4.50%	3		270,000
Energy Equipment & Services 0.54%
El Paso Corp.	4.99%	—	(c)	657,562
Insurance 0.25%
Fortis Insurance N.V. (Netherlands)+(b)	7.75%	10		149,290
XL Capital Ltd. (Cayman Islands)(b)	7.00%	5		146,900
Total				296,190
Total Convertible Preferred Stocks (cost $1,166,301)				1,488,052
FOREIGN COMMON STOCKS 6.64%
Australia 1.23%
Coca-Cola Amatil Ltd.(a)		184		1,486,165
Brazil 0.27%
Companhia Energetica de Minas Gerais(a)		15		319,129
Canada 0.47%
CI Financial Income Fund(a)		22		569,857
Germany 0.56%
Henkel KGaA(a)		14		680,399
Greece 0.81%
National Bank of Greece S.A.(a)		17		979,698
United Kingdom 3.30%
Cadbury Schweppes plc(a)		114		1,552,351
Kesa Electricals plc(a)		183		1,155,128
Royal Bank of Scotland Group (The) plc(a)		100		1,275,754
Total				3,983,233
Total Foreign Common Stocks (cost $6,625,722)				8,018,481

See Notes to Financial Statements.
12

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES BONDS 3.32%
Federal Home Loan Mortgage (cost $4,026,705)	5.75%	4/15/2008	$4,000	$4,012,892
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.79%
Federal National Mortgage Assoc.	6.00%	2/1/2034 -	1,641	1,629,405 4/1/2036
Federal National Mortgage Assoc.	6.50%	7/1/2035 -	1,717	1,735,208 12/1/2036
Total Government Sponsored Enterprises Pass-Throughs (cost $3,416,015)				3,364,613
HIGH YIELD CORPORATE BONDS 15.93%
Aerospace & Defense 0.22%
Hawker Beechcraft Corp.+	9.75%	4/1/2017	250	261,875
Auto Components 0.14%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	100	93,750
Stanadyne Corp.	10.00%	8/15/2014	75	79,688
Total				173,438
Automobiles 0.11%
Hertz Corp. (The)	8.875%	1/1/2014	125	130,938
Chemicals 0.79%
Equistar Chemicals, L.P.	7.55%	2/15/2026	200	183,500
Ineos Group Holdings plc
(United Kingdom)+(b)	8.50%	2/15/2016	600	589,500
Lyondell Chemical Co.	8.25%	9/15/2016	175	183,750
Total				956,750
Containers & Packaging 0.69%
Berry Plastics Corp.	8.875%	9/15/2014	500	508,750
Crown Cork & Seal, Inc.	7.375%	12/15/2026	350	323,750
Total				832,500
Diversified Consumer Services 0.35%
Allied Waste North America, Inc.	7.25%	3/15/2015	350	348,250
FTI Consulting, Inc.	7.75%	10/1/2016	75	76,875
Total				425,125

See Notes to Financial Statements.
13

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Financials 1.33%
Algoma Acquisition Corp. (Canada)+(b)	9.875%	6/15/2015	$50	$50,000
Ashtead Capital Inc.+	9.00%	8/15/2016	200	210,500
Ford Capital B.V. (Netherlands)(b)	9.50%	6/1/2010	500	510,000
RBS Global & Rexnord Corp.	8.875%	9/1/2016	350	352,625
RBS Global & Rexnord Corp.	9.50%	8/1/2014	100	103,000
RBS Global & Rexnord Corp.	11.75%	8/1/2016	350	378,000
Total				1,604,125
Diversified Telecommunication Services 1.74%
Cincinnati Bell, Inc.	7.00%	2/15/2015	600	591,000
Hughes Network Systems, LLC	9.50%	4/15/2014	250	262,500
Intelsat Ltd. (Bermuda)(b)	6.50%	11/1/2013	250	201,875
Intelsat Ltd. (Bermuda)(b)	9.25%	6/15/2016	150	160,125
Qwest Capital Funding, Inc.	7.90%	8/15/2010	400	409,000
Syniverse Technologies	7.75%	8/15/2013	500	480,000
Total				2,104,500
Electric Utilities 0.90%
Dynegy Holdings, Inc.	8.375%	5/1/2016	250	245,625
Edison Mission Energy	7.75%	6/15/2016	500	500,000
Reliant Energy, Inc.	7.875%	6/15/2017	350	342,125
Total				1,087,750
Electrical Equipment 0.98%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	250	236,250
Baldor Electric Co.	8.625%	2/15/2017	500	531,250
NXP b.v. (Netherlands)(b)	9.50%	10/15/2015	425	420,750
Total				1,188,250
Energy Equipment & Services 0.27%
El Paso Corp.	7.00%	6/15/2017	100	99,404
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	250	230,000
Total				329,404
Food & Staples Retailing 0.20%
Rite Aid Corp.+	9.375%	12/15/2015	250	241,250
Food Products 0.20%
Landry's Restaurants, Inc.	7.50%	12/15/2014	250	243,750

See Notes to Financial Statements.
14

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare Providers & Services 0.25%
Community Health Systems+(d)	8.875%	7/15/2015	$50	$50,938
United Surgical Partners, Inc. PIK+	9.25%	5/1/2017	250	251,875
Total				302,813
Hotels, Restaurants & Leisure 0.02%
River Rock Entertainment Authority	9.75%	11/1/2011	20	21,100
Industrial Conglomerates 0.32%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	400	387,000
IT Services 0.21%
SunGard Data Systems Inc.	9.125%	8/15/2013	250	257,188
Leisure Equipment & Products 0.17%
Turning Stone Casino Resort+	9.125%	9/15/2014	200	204,500
Media 2.72%
Affinion Group Holdings, Inc.	11.50%	10/15/2015	350	379,750
Barrington Broadcasting+	10.50%	8/15/2014	500	523,750
CCH I Holdings LLC	11.00%	10/1/2015	150	157,312
CCH I Holdings LLC	11.75%	5/15/2014	500	493,750
Gaylord Entertainment Co.	8.00%	11/15/2013	100	101,875
Idearc Inc.	8.00%	11/15/2016	500	507,500
Mediacom Broadband LLC / Corp.	8.50%	10/15/2015	250	252,500
Mediacom Communications Corp.	9.50%	1/15/2013	250	256,250
R.H. Donnelley Corp.	8.875%	1/15/2016	300	313,500
Univision Communications PIK+	9.75%	3/15/2015	300	297,750
Total				3,283,937
Metals & Mining 0.85%
Aleris International, Inc.+	10.00%	12/15/2016	150	149,625
Freeport-McMoRan Copper & Gold	8.375%	4/1/2017	425	454,750
Noranda Aluminum, Inc. PIK+	9.36%#	5/15/2015	300	291,000
Novelis, Inc. (Canada)(b)	7.25%	2/15/2015	125	128,906
Total				1,024,281
Multi-Utilities & Unregulated Power 0.32%
Mirant Americas Generation LLC	9.125%	5/1/2031	350	385,000

See Notes to Financial Statements.
15

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil & Gas 0.80%
Chesapeake Energy Corp.	7.625%	7/15/2013	$300	$309,000
Verasun Energy+	9.375%	6/1/2017	350	327,250
Williams Cos., Inc. (The)	7.875%	9/1/2021	300	324,000
Total				960,250
Paper & Forest Products 0.81%
Abitibi-Consolidated, Inc. (Canada)(b)	8.55%	8/1/2010	350	336,000
Bowater, Inc.	6.50%	6/15/2013	200	174,750
Buckeye Technologies, Inc.	8.00%	10/15/2010	200	201,000
Graphic Packaging International	9.50%	8/15/2013	250	260,937
Total				972,687
Pharmaceuticals 0.23%
Mylan Laboratories, Inc.	6.375%	8/15/2015	150	155,250
Warner Chilcott Corp.	8.75%	2/1/2015	120	123,900
Total				279,150
Semiconductors & Semiconductor Equipment 0.44%
Freescale Semiconductor, Inc.+	8.875%	12/15/2014	550	528,000
Specialty Retail 0.21%
Brookstone, Inc.	12.00%	10/15/2012	250	257,500
Textiles & Apparel 0.36%
Elizabeth Arden, Inc.	7.75%	1/15/2014	350	354,375
INVISTA+	9.25%	5/1/2012	70	74,375
Total				428,750
Wireless Telecommunication Services 0.30%
Dobson Communications Corp.	8.875%	10/1/2013	350	367,500
Total High Yield Corporate Bonds (cost $19,065,820)				19,239,311
Total Long-Term Investments (cost $104,338,610)				119,225,450

See Notes to Financial Statements.
16

Schedule of Investments (unaudited)(concluded)

June 30, 2007

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 1.11%
Repurchase Agreement
Repurchase Agreement dated 6/29/2007, 4.70% due 7/2/2007 with State Street Bank & Trust Co. collateralized by $1,365,000 of Federal Home Loan Bank at Zero Coupon due 7/16/2007; value: $1,361,588; proceeds: $1,335,300 (cost $1,334,777)	$1,335	$1,334,777
Total Investments in Securities 99.83% (cost $105,673,387)		120,560,227
Other Assets in Excess of Liabilities 0.17%		207,859
Net Assets 100.00%		$120,768,086

  ADR  American Depositary Receipt.

  PIK  Payment-in-kind.

  *  Non-income producing security.

  +  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid. # Variable rate security. The interest rate represents the rate at June 30, 2007.

  (a)  Investment in non-U.S. dollar denominated securities.

  (b)  Foreign security traded in U.S. dollars.

  (c)  Amount is less than 1,000 shares.

  (d)  Security purchased on a when-issued basis (See Note 2 (g)).

See Notes to Financial Statements.
17

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:
Investment in securities, at value (cost $105,673,387)	$120,560,227
Cash	122,871
Receivables:
Interest and dividends	809,470
Investment securities sold	269,397
Capital shares sold	87,305
From advisor	5,958
Prepaid expenses	1
Total assets	121,855,229
LIABILITIES:
Payables:
Investment securities purchased	903,083
Management fee	71,012
Directors' fees	4,219
Fund administration	3,787
Capital shares reacquired	2,402
Accrued expenses and other liabilities	102,640
Total liabilities	1,087,143
NET ASSETS	$120,768,086
COMPOSITION OF NET ASSETS:
Paid-in capital	$102,460,738
Undistributed net investment income	1,563,034
Accumulated net realized gain on investments and foreign currency related transactions	1,856,012
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	14,888,302
Net Assets	$120,768,086
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	7,330,576
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.47

See Notes to Financial Statements.
18

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

Investment income:
Dividends (net of foreign withholding taxes of $13,465)	$1,165,827
Interest	1,042,352
Total investment income	2,208,179
Expenses:
Management fee	406,938
Shareholder servicing	195,160
Fund administration	21,703
Professional	17,265
Reports to shareholders	13,892
Custody	6,593
Directors' fees	1,531
Other	724
Gross expenses	663,806
Expense reductions (See Note 7)	(1,708)
Expenses assumed by advisor (See Note 3)	(38,127)
Net expenses	623,971
Net investment income	1,584,208
Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	1,377,846
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,135,255
Net realized and unrealized gain	6,513,101
Net Increase in Net Assets Resulting From Operations	$8,097,309

See Notes to Financial Statements.
19

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2007 (unaduited)	For the Year Ended December 31, 2006
Operations:
Net investment income	$1,584,208	$2,108,355
Net realized gain on investments and foreign currency related transactions	1,377,846	1,965,606
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,135,255	7,423,189
Net increase in net assets resulting from operations	8,097,309	11,497,150
Distributions to shareholders from:
Net investment income	–	(2,236,042)
Net realized gain	–	(1,864,078)
Total distributions to shareholders	–	(4,100,120)
Capital share transactions (See Note 10):
Proceeds from sales of shares	20,550,403	35,734,704
Reinvestment of distributions	–	4,100,120
Cost of shares reacquired	(5,620,886)	(12,461,892)
Net increase in net assets resulting from capital share transactions	14,929,517	27,372,932
Net increase in net assets	23,026,826	34,769,962
NET ASSETS:
Beginning of period	$97,741,260	$62,971,298
End of period	$120,768,086	$97,741,260
Undistributed (distributions in excess of) net investment income:	$1,563,034	$(21,174)

See Notes to Financial Statements.
20

Financial Highlights

	Six Months Ended 6/30/2007		Year Ended			4/30/2003(c) to
	(unaudited)		2006	2005	2004	12/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$15.28		$13.93	$13.83	$12.07	$10.00
Investment operations:
Net investment income(a)	.23		.39	.39	.38	.28
Net realized and unrealized gain	.96		1.64	.14	1.61	2.05
Total from investment operations	1.19		2.03	.53	1.99	2.33
Distributions to shareholders from:
Net investment income	–		(.37)	(.30)	(.22)	(.15)
Net realized gain	–		(.31)	(.13)	(.01)	(.11)
Total distributions	–		(.68)	(.43)	(.23)	(.26)
Net asset value, end of period	$16.47		$15.28	$13.93	$13.83	$12.07
Total Return(b)	7.79	%(d)	14.55%	3.78%	16.47%	23.31	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.57	%(d)	1.15%	1.15%	1.15%	.77	%(d)
Expenses, excluding expense reductions and including expenses assumed	.57	%(d)	1.15%	1.15%	1.15%	.77	%(d)
Expenses, excluding expense reductions and expenses assumed	.61	%(d)	1.27%	1.33%	1.56%	3.59	%(d)
Net investment income	1.45	%(d)	2.67%	2.77%	2.94%	2.39	%(d)
Supplemental Data:
Net assets, end of period (000)	$120,768		$97,741	$62,971	$26,368	$5,165
Portfolio turnover rate	10.35	%(d)	35.51%	31.65%	28.01%	49.36	%(d)

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Commencement of operations.

(d) Not annualized.

See Notes to Financial Statements.
21

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers America's Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is to seek current income and capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares"), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

22

Notes to Financial Statements (unaudited) (continued)

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain (loss) on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  When-Issued Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.

(h)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2007, the effective management fee paid to Lord Abbett was at an annualized rate of .75% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period January 1, 2007 through April 30, 2008, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary, so that the Fund's expenses (excluding management fee) do not exceed an annual rate of .40% of average daily net assets.

23

Notes to Financial Statements (unaudited) (continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2007, the Fund incurred expenses of $189,904 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 are as follows:

	Six months ended 6/30/2007 (unaudited)	Year Ended 12/31/2006
Distributions paid from:
Ordinary income	$–	$2,843,220
Net long-term capital gains	–	1,256,900
Total distributions paid	$–	$4,100,120

As of June 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$105,849,974
Gross unrealized gain	15,608,667
Gross unrealized loss	(898,414)
Net unrealized security gain	$14,710,253

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales, the tax treatment of amortization and other temporary tax adjustments.

24

Notes to Financial Statements (unaudited) (continued)

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2007 are as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$3,027,632	$27,596,429	$1,013,672	$9,979,110

*Includes U.S. Government sponsored enterprises securities.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund's equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund's assessment of a company's value or prospects for market appreciation

25

Notes to Financial Statements (unaudited) (concluded)

or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund's fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called "lower-rated debt securities" or "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities.

A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political and other risks.

These factors can affect the Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six months end June 30, 2007 (unaudited)	Year Ended December 31, 2006
Shares sold	1,287,597	2,459,627
Reinvestment of distributions	–	269,390
Shares reacquired	(353,114)	(852,576)
Increase	934,483	1,876,441

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective June 29, 2007, the Fund has adopted FIN 48. The Fund was not required to record any tax liabilities to its NAV as a result of the implementation of FIN 48.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

26

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

27

This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.
America's Value Portfolio

LASFAMV-3-0607

(8/07)

2007

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

Series Fund—

Bond Debenture Portfolio

For the six-month period ended June 30, 2007

Lord Abbett Series Fund — Bond Debenture Portfolio

Semiannual Report

For the six-month period ended June 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Series Fund — Bond Debenture Portfolio's performance for the six-month period ended June 30, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2007?

A: The Federal Reserve Board (the Fed) left the fed funds rate (the rate at which banks lend to one another) unchanged at 5.25% at its January, March, May, and June meetings. At the last meeting, the Fed indicated that the U.S. economy continued to grow at a moderate pace, but that "the predominant policy concern remains the risk that inflation will fail to moderate as expected." Late in the period, the benchmark 10-year Treasury yield crossed the psychologically important level of 5%.

Year to date, the Merrill Lynch High Yield Master II Index1 was up 3.07%, the

Lehman Brothers U.S. Aggregate Bond Index2 was up 0.98%, and the Merrill Lynch All Convertibles Index3 was up 6.96%. Convertibles captured 100% of the upside of equities, with the S&P 500® Index4 also up 6.96%.

Thus far in 2007, investors have shown a preference for riskier, lower-rated securities. Within the high yield market, 'CCC' rated bonds outperformed 'B' and 'BB' rated bonds, with the Merrill Lynch U.S. High Yield CCC-Rated Index5 up 6.14%, the Merrill Lynch U.S. High Yield B-Rated Index5 up 3.34%, and the Merrill Lynch U.S. High Yield BB-Rated Index5 up 1.54%. In the convertible market, speculative-grade issues beat investment-grade issues as well. The Merrill Lynch All Convertibles Speculative Quality Index6 was up 9.83%, while the Merrill Lynch Convertibles U.S. Investment Grade Index7 was up 5.46%. Even in the high-grade portion of the market, mortgages and corporates outperformed Treasuries.

Q: How did the Bond Debenture Portfolio perform during the six-month period ended June 30, 2007?

A: The Fund returned 3.7%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 1.0% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributor to the Fund's performance for the six-month period was its high-yield securities holdings, followed by convertible securities, mortgage-backed securities, and high-grade securities. The small portion of the Fund invested in equities was a slight detractor.

Among the individual holdings that contributed to performance in the high-yield bond sector were auto parts and equipment holding Cooper-Standard Automotive, Inc., a manufacturer of sealing systems and related products; health services holdings CDRV Investors, Inc., indirect parent company of VWR International Inc., a global research laboratory, and Select Medical Corp., a provider of specialty health care; printing and publishing holding Clarke American, a provider of checks and related products and services; and Novelis, a worldwide provider of flat-rolled aluminum products.

Among the individual holdings that detracted from performance in the high-yield bond sector was building and construction holding Beazer Homes USA, Inc., a builder of single family homes; building materials holding NTK Holdings, a maker of air conditioning, heating, ventilation, and related products; nonfood and drug retailer Linens 'n Things, Inc., a retailer of home textiles and accessories (no longer held in portfolio); electric-generation holding Dynegy Inc., an electricity provider; and telecommunications integrated/services holding Intelsat, Ltd., a provider of fixed satellite services.

In the convertible securities sector, the most significant contributor was electric-generation holding NRG Energy, Inc., an owner and operator of power-generating facilities; electronics holding FLIR Systems, a supplier of thermal imaging and stabilized camera systems; financial advisor Morgan Stanley (VLO) securities (which are convertible into the stock of VLO [Valero Energy Corp., an independent petroleum refining and marketing company]); building and construction holding Fluor Corp., a professional services company; and oil field equipment and services holding Schlumberger Ltd., oil services company.

Detracting from the Fund's performance in the convertible securities sector were health services holding Amgen Inc., a developer of human therapeutics based on cellular and molecular biology, and pharmaceuticals holding ALZA Corp., a supplier of drug delivery solutions; metals and mining (ex-steel) holding Placer Dome, Inc., a gold mining company; Archer-Daniels-Midland Co., a merchandiser of agricultural commodities and products; and Charles River Associates, Inc., a provider of economic and financial expertise and management consulting services.

Mortgage-backed securities contributed to Fund performance.

The greatest single contributor to performance in the high-grade sector was wireless communications services provider Nextel Partners. Detracting slightly from relative performance was Freddie Mac, a U.S. government sponsored, privately-owned provider of loans, loan guarantees and mortgage-backed securities.

Among the individual equity holdings that contributed to performance was Avaya Inc., a designer of communications networks for businesses. Among the individual equity holdings that detracted from performance was Constellation Brands, Inc., a producer of beverage alcohol (no longer held in portfolio).

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The Merrill Lynch High Yield Master II Index is a broad-based index consisting of all U.S. dollar-denominated high yield bonds with a minimum outstanding amount of $100 million and with a maturity greater than one year. The quality rating is less than BBB.

2  The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

2  The Merrill Lynch All Convertibles Index consists of publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.

4  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

5  The Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The indexes for CCC, B, and BB are part of the Merrill Lynch High Yield Index, with the only difference being the addition of a ratings filter.

6  The Merrill Lynch All Convertibles Speculative Quality Index consists of speculative-grade publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.

7  The Merrill Lynch Convertibles U.S. Investment Grade Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/07 – 6/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	1/1/07	6/30/07	1/1/07 - 6/30/07
Class VC
Actual	$1,000.00	$1,037.20	$4.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.51

†  Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2007

Sector*	%**
Agency	11.97%
Banking	0.44%
Basic Industry	9.00%
Brokerage	0.08%
Capital Goods	7.25%
Consumer Cyclical	4.32%
Consumer Non-Cyclical	5.82%
Energy	9.37%
Finance & Investment	0.31%
Government Guaranteed	2.53%
Insurance	0.86%
Media	6.76%
Mortgage Backed	1.77%
Services Cyclical	9.91%
Services Non-Cyclical	6.75%
Technology & Electronics	5.87%
Telecommunications	5.90%
Utility	6.50%
Short-Term Investment	4.59%
Total	100.00%

  *  A sector may comprise several industries.
  **  Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2007

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 93.90%
COMMON STOCKS 0.17%
Telecommunications Equipment
Avaya Inc.* (cost $467,624)			30	$504,981
	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 12.43%
Aerospace/Defense 0.93%
EDO Corp.	4.00%	11/15/2025	$500	578,125
L-3 Communications Corp.	3.00%	8/1/2035	1,200	1,359,000
Lockheed Martin Corp.	5.11%#	8/15/2033	600	809,040
Total				2,746,165
Agriculture 0.32%
Archer Daniels Midland Co.†	0.875%	2/15/2014	1,000	955,000
Beverage 0.26%
Molson Coors Brewing Co.	2.50%	7/30/2013	750	782,812
Building & Construction 0.34%
Fluor Corp.	1.50%	2/15/2024	500	1,000,625
Computer Hardware 0.40%
Intel Corp.	2.95%	12/15/2035	1,250	1,198,438
Electronics 0.83%
Cypress Semiconductor Corp.†	1.00%	9/15/2009	250	277,500
FLIR Systems, Inc.	3.00%	6/1/2023	400	850,000
Millipore Corp.	3.75%	6/1/2026	1,250	1,345,312
Total				2,472,812
Energy: Exploration & Production 0.20%
Quicksilver Resources, Inc.	1.875%	11/1/2024	375	600,938
Food 0.17%
Morgan Stanley (convertible into Nestle S.A.)†	2.00%	6/28/2012	500	511,125

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food & Drug Retailers 0.09%
BNP Paribas (convertible into CVS Caremark Corp.) (France)†(a)	6.70%	12/14/2007	$250	$275,152
Health Services 0.43%
Invitrogen Corp.	3.25%	6/15/2025	1,250	1,276,563
Hotels 0.26%
Hilton Hotels Corp.	3.375%	4/15/2023	500	755,625
Integrated Energy 0.53%
Devon Energy Corp.	4.90%	8/15/2008	1,000	1,577,500
Machinery 0.61%
Roper Industries, Inc.	1.481%	1/15/2034	2,500	1,815,625
Media: Broadcast 0.34%
Sinclair Broadcast Group, Inc. (2.00% after 1/15/2011)**	4.875%	7/15/2018	200	195,250
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	835	805,775
Total				1,001,025
Media: Diversified 0.82%
Lehman Brothers Holdings, Inc. (convertible into News Corp., Class A)	0.45%	12/27/2013	1,000	963,400
Liberty Media LLC (convertible into Viacom Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	1,029,000
Walt Disney Co. (The)	2.125%	4/15/2023	375	450,938
Total				2,443,338
Metals/Mining (Excluding Steel) 0.22%
Placer Dome Inc. (Canada)(a)	2.75%	10/15/2023	500	635,000
Oil Field Equipment & Services 0.55%
Hanover Compressor Co.	4.75%	1/15/2014	400	697,000
Schlumberger Ltd. (Netherlands)(a)	1.50%	6/1/2023	400	940,500
Total				1,637,500
Pharmaceuticals 1.87%
ALZA Corp.	Zero Coupon	7/28/2020	1,000	851,250
Amgen, Inc.	0.125%	2/1/2011	750	682,500
CV Therapeutics, Inc.	3.25%	8/16/2013	750	663,750
Genzyme Corp.	1.25%	12/1/2023	1,250	1,318,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pharmaceuticals (continued)
MGI PHARMA, Inc.	1.682%	3/2/2024	$475	$332,500
Wyeth	4.877%#	1/15/2024	1,500	1,704,300
Total				5,553,050
Printing & Publishing 0.18%
Omnicom Group Inc.	Zero Coupon	7/1/2038	500	544,375
Software/Services 1.55%
Cadence Design Systems, Inc.†	1.375%	12/15/2011	250	289,062
Electronic Data Systems Corp.	3.875%	7/15/2023	1,250	1,271,875
Equinix, Inc.	2.50%	4/15/2012	750	783,750
Symantec Corp.	0.75%	6/15/2011	1,250	1,462,500
Trizetto Group, Inc.†	1.125%	4/15/2012	750	772,500
Total				4,579,687
Support: Services 0.82%
Charles River Associates, Inc.	2.875%	6/15/2034	735	1,013,381
FTI Consulting, Inc.	3.75%	7/15/2012	1,000	1,415,000
Total				2,428,381
Telecommunications Equipment 0.29%
Comverse Technology, Inc.	Zero Coupon	5/15/2023	300	370,500
LSI Logic Corp.	4.00%	5/15/2010	500	486,875
Total				857,375
Telecommunications: Integrated/Services 0.30%
Qwest Communications International, Inc.	3.50%	11/15/2025	500	878,750
Telecommunications: Wireless 0.12%
Nextel Communications, Inc.	5.25%	1/15/2010	350	349,563
Total Convertible Bonds (cost $32,807,735)				36,876,424
			Shares (000)
CONVERTIBLE PREFERRED STOCKS 4.59%
Automotive 0.15%
Ford Motor Co. Capital Trust II	6.50%		11	424,160
Banking 0.36%
Marshall & Ilsley Corp.	6.50%		40	1,057,200

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate		Shares (000)	Value
Electric: Generation 1.11%
NRG Energy, Inc.	5.75%		4	$1,551,186
PNM Resources, Inc.	6.75%		35	1,750,000
Total				3,301,186
Electric: Integrated 0.34%
CMS Energy Corp.	4.50%		11	990,000
Energy: Exploration & Production 0.27%
Chesapeake Energy Corp.	4.50%		8	804,000
Engineering 0.08%
Morgan Stanley (convertible into ABB Ltd.)†	7.30%		13	245,960
Gas Distribution 0.49%
El Paso Corp.	4.99%		1	1,461,250
Integrated Energy 0.39%
Williams Cos., Inc. (The)	5.50%		8	1,157,325
Life Insurance 0.39%
MetLife, Inc.	6.375%		36	1,164,960
Metals/Mining (Excluding Steel) 0.63%
Freeport-McMoRan Copper & Gold	6.75%		5	642,500
Vale Capital Ltd. (Brazil)(a)	5.50%		25	1,228,125
Total				1,870,625
Oil Refining & Marketing 0.15%
Morgan Stanley (convertible into Valero Energy Corp.)†	7.25%		6	452,383
Pharmaceuticals 0.23%
Schering-Plough Corp.	6.00%		10	688,000
Total Convertible Preferred Stocks (cost $11,460,805)				13,617,049
		Maturity Date	Principal Amount (000)
GOVERNMENT SPONSORED ENTERPRISES BONDS 1.67%
Federal Home Loan Mortgage Corp.	5.125%	4/18/2011	$2,500	2,492,970
Federal National Mortgage Assoc.	6.00%	6/1/2037	2,500	2,473,621
Total Government Sponsored Enterprises Bonds (cost $5,023,818)				4,966,591

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.81%
Federal National Mortgage Assoc.	6.00%	2/1/2032-4/1/2037	$15,598	$15,468,889
Federal National Mortgage Assoc.(d)	6.50%	TBA	2,500	2,523,827
Federal National Mortgage Assoc.	6.50%	5/1/2035-6/1/2036	5,104	5,163,308
Total Government Sponsored Enterprises Pass-Throughs (cost $23,409,899)				23,156,024
HIGH YIELD CORPORATE BONDS 64.60%
Aerospace/Defense 1.21%
Armor Holdings, Inc.	8.25%	8/15/2013	315	333,112
DRS Technologies, Inc.	6.875%	11/1/2013	450	438,750
Esterline Technologies Corp.†	6.625%	3/1/2017	150	145,500
Esterline Technologies Corp.	7.75%	6/15/2013	510	517,650
Hawker Beechcraft Corp.†	8.50%	4/1/2015	1,180	1,221,300
L-3 Communications Corp.	6.125%	1/15/2014	750	710,625
L-3 Communications Corp.	6.375%	10/15/2015	250	237,500
Total				3,604,437
Apparel/Textiles 0.28%
Levi Strauss & Co.	8.875%	4/1/2016	175	180,250
Quiksilver, Inc.	6.875%	4/15/2015	700	661,500
Total				841,750
Auto Loans 0.88%
Ford Motor Credit Corp.	7.25%	10/25/2011	1,400	1,348,623
General Motors Acceptance Corp.	7.25%	3/2/2011	1,275	1,271,825
Total				2,620,448
Auto Parts & Equipment 0.85%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	600	562,500
Lear Corp.	8.50%	12/1/2013	600	579,000
Stanadyne Corp.	10.00%	8/15/2014	275	292,188
Tenneco Inc.	8.625%	11/15/2014	625	646,875
TRW Automotive Inc.†	7.25%	3/15/2017	475	454,812
Total				2,535,375
Automotive 1.26%
Ford Capital BV (Netherlands)(a)	9.50%	6/1/2010	1,500	1,530,000
General Motors Corp.	7.20%	1/15/2011	1,800	1,734,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automotive (continued)
General Motors Corp.	8.375%	7/15/2033	$500	$458,750
Total				3,723,500
Beverage 0.30%
Cerveceria Nacional Dominicana (Dominican Republic)†(a)	8.00%	3/27/2014	300	309,750
Constellation Brands Inc.†	7.25%	5/15/2017	600	588,000
Total				897,750
Building & Construction 0.19%
Beazer Homes USA, Inc.	6.50%	11/15/2013	500	432,500
K. Hovnanian Enterprises, Inc.	8.625%	1/15/2017	125	120,625
Total				553,125
Building Materials 0.98%
Belden, Inc.†	7.00%	3/15/2017	1,000	990,000
General Cable Corp.†	7.125%	4/1/2017	300	298,500
Interline Brands, Inc.	8.125%	6/15/2014	1,025	1,037,813
NTK Holdings Inc. (10.75% after 9/1/2009)**	Zero Coupon	3/1/2014	350	255,500
Ply Gem Industries, Inc.	9.00%	2/15/2012	375	338,906
Total				2,920,719
Chemicals 3.17%
Airgas, Inc.	6.25%	7/15/2014	525	506,625
Equistar Chemicals, L.P.	7.55%	2/15/2026	1,500	1,376,250
Hercules, Inc.	6.75%	10/15/2029	850	828,750
IMC Global, Inc.	7.30%	1/15/2028	1,050	1,013,250
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	1,500	1,473,750
INVISTA†	9.25%	5/1/2012	725	770,312
Lyondell Chemical Co.	8.00%	9/15/2014	575	593,688
MacDermid, Inc.†	9.50%	4/15/2017	500	505,000
Mosaic Co. (The)†	7.375%	12/1/2014	175	177,625
Nalco Co.	8.875%	11/15/2013	875	912,187
NOVA Chemicals Corp. (Canada)(a)	6.50%	1/15/2012	400	376,000
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	850	858,500
Total				9,391,937

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Products 1.11%
Elizabeth Arden, Inc.	7.75%	1/15/2014	$1,600	$1,620,000
Playtex Products, Inc.	9.375%	6/1/2011	550	567,875
Vitro S.A. (Mexico)†(a)	9.125%	2/1/2017	1,075	1,107,250
Total				3,295,125
Diversified Capital Goods 1.26%
Mueller Water Products, Inc.†	7.375%	6/1/2017	850	847,118
Park-Ohio Industries, Inc.	8.375%	11/15/2014	700	677,250
RBS Global & Rexnord Corp.	9.50%	8/1/2014	1,750	1,802,500
Sensus Metering Systems, Inc.	8.625%	12/15/2013	405	413,100
Total				3,739,968
Electric: Generation 2.91%
Dynegy Holdings, Inc.†	7.75%	6/1/2019	575	537,625
Dynegy Holdings, Inc.	8.375%	5/1/2016	1,250	1,228,125
Edison Mission Energy†	7.00%	5/15/2017	1,625	1,539,687
Edison Mission Energy	7.75%	6/15/2016	2,025	2,025,000
NRG Energy, Inc.	7.375%	2/1/2016	1,500	1,507,500
Reliant Energy, Inc.	6.75%	12/15/2014	525	538,125
Reliant Energy, Inc.	7.875%	6/15/2017	1,275	1,246,313
Total				8,622,375
Electric: Integrated 1.87%
Mirant Americas Generation LLC	9.125%	5/1/2031	1,250	1,375,000
Mirant North America LLC	7.375%	12/31/2013	1,250	1,284,375
Nevada Power Co.	5.875%	1/15/2015	1,000	981,852
PG&E Corp.	4.80%	3/1/2014	300	283,924
PSEG Energy Holdings Inc.	8.50%	6/15/2011	671	714,053
Virginia Electric & Power Co.	4.50%	12/15/2010	950	920,008
Total				5,559,212
Electronics 1.45%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	1,500	1,417,500
Freescale Semiconductor, Inc.†	8.875%	12/15/2014	1,900	1,824,000
NXP BV/NXP Funding LLC (Netherlands)(a)	7.875%	10/15/2014	1,075	1,064,250
Total				4,305,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy: Exploration & Production 2.52%
Chesapeake Energy Corp.	6.25%	1/15/2018	$1,600	$1,502,000
Cimarex Energy Co.	7.125%	5/1/2017	1,500	1,470,000
Forest Oil Corp.†	7.25%	6/15/2019	775	755,625
KCS Energy Services, Inc.	7.125%	4/1/2012	610	605,425
Kerr-McGee Corp.	6.95%	7/1/2024	1,200	1,248,124
Pogo Producing Co.	6.625%	3/15/2015	1,250	1,243,750
Quicksilver Resources, Inc.	7.125%	4/1/2016	300	291,000
Range Resources Corp.	7.375%	7/15/2013	360	365,400
Total				7,481,324
Environmental 1.21%
Aleris International, Inc.†	10.00%	12/15/2016	1,200	1,197,000
Allied Waste North America, Inc.	6.125%	2/15/2014	1,200	1,134,000
Allied Waste North America, Inc.	7.875%	4/15/2013	1,250	1,270,312
Total				3,601,312
Food: Wholesale 0.50%
Dole Food Co.	8.75%	7/15/2013	1,500	1,470,000
Food & Drug Retailers 1.21%
Ingles Markets, Inc.	8.875%	12/1/2011	1,200	1,249,500
Rite Aid Corp.†	9.375%	12/15/2015	1,000	965,000
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	875	885,937
SUPERVALU INC.	7.50%	11/15/2014	475	489,250
Total				3,589,687
Forestry/Paper 2.62%
Abitibi-Consolidated, Inc. (Canada)(a)	8.55%	8/1/2010	1,500	1,440,000
Bowater, Inc.	6.50%	6/15/2013	500	436,875
Bowater, Inc.	9.50%	10/15/2012	1,000	990,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	650	653,250
Domtar, Inc. (Canada)(a)	7.875%	10/15/2011	975	1,003,031
Graphic Packaging International, Corp.	9.50%	8/15/2013	750	782,813
Jefferson Smurfit Corp.	7.50%	6/1/2013	70	68,250
Jefferson Smurfit Corp.	8.25%	10/1/2012	250	249,375
Norske Skog Canada Ltd. (Canada)(a)	7.375%	3/1/2014	650	587,437
Rock-Tenn Co., Class A	8.20%	8/15/2011	375	388,125
Stone Container Corp.	8.00%	3/15/2017	1,200	1,170,000
Total				7,769,156

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming 3.68%
Boyd Gaming Corp.	7.125%	2/1/2016	$925	$901,875
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	2,000	1,902,500
Isle of Capri Casinos, Inc.	9.00%	3/15/2012	450	471,375
Las Vegas Sands Corp.	6.375%	2/15/2015	1,200	1,147,500
MGM Mirage, Inc.	6.75%	9/1/2012	1,000	960,000
Premier Entertainment Biloxi LLC*(b)	10.75%	2/1/2012	550	574,750
River Rock Entertainment Authority	9.75%	11/1/2011	775	817,625
Scientific Games Corp.	6.25%	12/15/2012	625	603,906
Seneca Gaming Corp.	7.25%	5/1/2012	1,000	1,018,750
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,000	1,030,000
Turning Stone Casino Resort†	9.125%	12/15/2010	1,250	1,278,125
Turning Stone Casino Resort†	9.125%	9/15/2014	200	204,500
Total				10,910,906
Gas Distribution 1.95%
El Paso Corp.	7.00%	6/15/2017	975	969,193
Ferrellgas Partners, L.P.	6.75%	5/1/2014	1,100	1,047,750
Inergy L.P.	8.25%	3/1/2016	1,000	1,032,500
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	875	831,250
Williams Cos., Inc. (The)	7.875%	9/1/2021	1,400	1,512,000
Williams Partners L.P.	7.25%	2/1/2017	400	404,000
Total				5,796,693
Health Services 4.94%
Advanced Medical Optics, Inc.†	7.50%	5/1/2017	1,000	950,000
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	1,000	945,000
Centene Corp.	7.25%	4/1/2014	1,250	1,237,500
Community Health Systems†(c)	8.875%	7/15/2015	600	611,250
DaVita, Inc.	7.25%	3/15/2015	1,000	992,500
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	350	378,000
HCA, Inc.	6.375%	1/15/2015	2,000	1,705,000
HCA, Inc.†	9.125%	11/15/2014	500	526,875
Psychiatric Solutions, Inc.	7.75%	7/15/2015	375	372,656
Select Medical Corp.	7.625%	2/1/2015	250	225,000
Sun Healthcare Group Inc.†	9.125%	4/15/2015	1,750	1,828,750
Tenet Healthcare Corp.	9.25%	2/1/2015	275	262,625
Tenet Healthcare Corp.	9.875%	7/1/2014	400	398,000
United Surgical Partners, Inc.†	8.875%	5/1/2017	1,500	1,511,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Services (continued)
UnitedHealth Group, Inc.	4.875%	4/1/2013	$500	$477,420
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	1,500	1,492,500
Varietal Distribution PIK†	10.25%	7/15/2015	750	751,875
Total				14,666,201
Hotels 0.71%
Gaylord Entertainment Co.	6.75%	11/15/2014	350	345,625
Gaylord Entertainment Co.	8.00%	11/15/2013	1,010	1,028,937
Host Marriott L.P.	6.375%	3/15/2015	750	723,750
Total				2,098,312
Integrated Energy 0.29%
Verasun Energy†	9.375%	6/1/2017	920	860,200
Machinery 1.10%
Actuant Corp.†	6.875%	6/15/2017	200	199,000
Baldor Electric Co.	8.625%	2/15/2017	1,900	2,018,750
Gardner Denver, Inc.	8.00%	5/1/2013	1,000	1,050,000
Total				3,267,750
Media: Broadcast 1.35%
Allbritton Communications Co.	7.75%	12/15/2012	1,200	1,212,000
LIN TV Corp.	6.50%	5/15/2013	500	491,250
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	442	455,260
Univision Communications PIK†	9.75%	3/15/2015	1,850	1,836,125
Total				3,994,635
Media: Cable 2.65%
Charter Communications Holdings LLC I	11.00%	10/1/2015	2,000	2,097,500
Charter Communications Holdings LLC I	11.75%	5/15/2014	1,300	1,283,750
Charter Communications Holdings LLC II	10.25%	9/15/2010	500	525,000
DirecTV Holdings LLC	6.375%	6/15/2015	1,000	942,500
DirecTV Holdings LLC	8.375%	3/15/2013	277	291,196
Echostar DBS Corp.	6.375%	10/1/2011	1,000	982,500
Echostar DBS Corp.	7.125%	2/1/2016	575	564,938
Mediacom Broadband LLC	8.50%	10/15/2015	375	378,750
Mediacom Communications Corp.	9.50%	1/15/2013	775	794,375
Total				7,860,509

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Services 1.08%
Affinion Group, Inc.	11.50%	10/15/2015	$625	$678,125
Idearc, Inc.	8.00%	11/15/2016	1,250	1,268,750
Interpublic Group of Cos. (The)	6.25%	11/15/2014	285	262,913
Warner Music Group Corp.	7.375%	4/15/2014	1,050	981,750
Total				3,191,538
Metals/Mining (Excluding Steel) 1.73%
Foundation PA Coal Co.	7.25%	8/1/2014	750	747,188
Freeport-McMoRan Copper & Gold	8.375%	4/1/2017	2,025	2,166,750
Noranda Aluminium, Inc. PIK†	9.36%#	5/15/2015	1,075	1,042,750
Peabody Energy Corp.	5.875%	4/15/2016	1,000	940,000
Peabody Energy Corp.	7.375%	11/1/2016	225	230,625
Total				5,127,313
Multi-Line Insurance 0.49%
Hub International Holdings, Inc.†	9.00%	12/15/2014	475	467,875
USI Holdings Corp.†	9.23%#	11/15/2014	1,000	1,000,000
Total				1,467,875
Non-Electric Utilities 0.51%
SEMCO Energy, Inc.	7.125%	5/15/2008	1,500	1,513,418
Non-Food & Drug Retailers 0.34%
Brookstone Company, Inc.	12.00%	10/15/2012	675	695,250
Michaels Stores, Inc.†	10.00%	11/1/2014	300	309,000
Total				1,004,250
Oil Field Equipment & Services 2.01%
CGGVeritas (France)(a)	7.75%	5/15/2017	125	127,188
Complete Production Services, Inc.†	8.00%	12/15/2016	1,200	1,218,000
Dresser-Rand Group Inc.	7.375%	11/1/2014	854	861,472
Grant Prideco, Inc.	6.125%	8/15/2015	1,000	952,500
Hanover Compressor Co.	7.50%	4/15/2013	1,000	1,010,000
Hanover Compressor Co.	8.625%	12/15/2010	375	388,594
Hanover Compressor Co.	9.00%	6/1/2014	175	185,938
Pride International, Inc.	7.375%	7/15/2014	1,205	1,214,037
Total				5,957,729

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil Refining & Marketing 0.34%
Tesoro Corp.	6.25%	11/1/2012	$875	$872,812
Tesoro Corp.†	6.50%	6/1/2017	125	122,813
Total				995,625
Packaging 1.41%
Ball Corp.	6.625%	3/15/2018	125	120,313
Berry Plastics Holdings Corp.	8.875%	9/15/2014	1,400	1,424,500
Crown Cork & Seal, Inc.	7.375%	12/15/2026	1,720	1,591,000
Owens-Brockway Glass Container Inc.	7.75%	5/15/2011	525	541,406
Owens-Brockway Glass Container Inc.	8.875%	2/15/2009	492	503,070
Total				4,180,289
Pharmaceuticals 0.60%
Mylan Laboratories, Inc.	6.375%	8/15/2015	800	828,000
Warner Chilcott Corp.	8.75%	2/1/2015	910	939,575
Total				1,767,575
Printing & Publishing 0.91%
Deluxe Corp.†	7.375%	6/1/2015	600	600,000
Dex Media, Inc. (9.00% after 11/15/2008)**	Zero Coupon	11/15/2013	500	473,125
Dex Media West	9.875%	8/15/2013	536	576,200
R.H. Donnelley Corp.	8.875%	1/15/2016	1,000	1,045,000
Total				2,694,325
Restaurants 0.72%
Denny's Corp./Denny's Holdings Inc.	10.00%	10/1/2012	1,000	1,060,000
Landry's Restaurants, Inc.	7.50%	12/15/2014	1,100	1,072,500
Total				2,132,500
Software/Services 1.38%
Open Solutions, Inc.†	9.75%	2/1/2015	600	609,000
PGS Solutions Inc.†	9.625%	2/15/2015	800	812,918
SERENA Software, Inc.	10.375%	3/15/2016	750	811,875
SunGard Data Systems, Inc.	9.125%	8/15/2013	1,200	1,234,500
SunGard Data Systems, Inc.	10.25%	8/15/2015	600	637,500
Total				4,105,793
Steel Producers/Products 0.64%
AK Steel Holding Corp.	7.75%	6/15/2012	750	753,750
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	500	500,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Steel Producers/Products (continued)
Allegheny Ludlum Corp.	6.95%	12/15/2025	$625	$653,125
Total				1,906,875
Support: Services 3.21%
Aramark Corp.†	8.50%	2/1/2015	1,000	1,022,500
Ashtead Capital Inc.†	9.00%	8/15/2016	475	499,938
Avis Budget Car Rental	7.625%	5/15/2014	2,000	2,030,000
FTI, Inc.	7.75%	10/1/2016	400	410,000
Hertz Corp. (The)	8.875%	1/1/2014	1,350	1,414,125
Iron Mountain Inc.	7.75%	1/15/2015	800	784,000
NEFF Corp.†	10.00%	6/1/2015	400	401,000
Rental Service Corp.†	9.50%	12/1/2014	500	512,500
United Rentals North America, Inc.	7.75%	11/15/2013	1,000	1,006,250
Williams Scotsman, Inc.	8.50%	10/1/2015	1,400	1,452,500
Total				9,532,813
Telecommunications: Integrated/Services 4.26%
Cincinnati Bell, Inc.	8.375%	1/15/2014	2,500	2,537,500
Hughes Network Systems, LLC	9.50%	4/15/2014	600	630,000
Intelsat, Ltd. (Bermuda)(a)	6.50%	11/1/2013	1,250	1,009,375
Intelsat, Ltd. (Bermuda)(a)	8.25%	1/15/2013	1,350	1,377,000
Intelsat, Ltd. (Bermuda)(a)	9.25%	6/15/2016	500	533,750
MasTec, Inc.†	7.625%	2/1/2017	500	503,750
Nordic Telephone Holdings Co. (Denmark)†(a)	8.875%	5/1/2016	1,500	1,597,500
Qwest Capital Funding, Inc.	7.90%	8/15/2010	3,000	3,067,500
Syniverse Technologies Inc.	7.75%	8/15/2013	1,250	1,200,000
Windstream Corp.	7.00%	3/15/2019	200	192,000
Total				12,648,375
Telecommunications: Wireless 1.44%
Centennial Communications Corp.	10.00%	1/1/2013	650	700,375
Dobson Communications Corp.	8.875%	10/1/2013	1,250	1,312,500
Hellas II (Luxembourg)†(a)	11.106%#	1/15/2015	550	569,250
IPCS Inc. PIK†	8.605%#	5/1/2014	175	176,313
Nextel Communications, Inc.	7.375%	8/1/2015	1,500	1,500,655
Total				4,259,093
Theaters & Entertainment 0.21%
AMC Entertainment, Inc.	8.00%	3/1/2014	625	615,625

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation (Excluding Air/Rail) 0.87%
Bristow Group Inc.	6.125%	6/15/2013	$1,375	$1,302,812
CHC Helicopter Corp., Class A (Canada)(a)	7.375%	5/1/2014	600	574,500
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	750	690,000
Total				2,567,312
Total High Yield Corporate Bonds (cost $191,795,609)				191,646,479
U.S. TREASURY OBLIGATIONS 2.63%
U.S. Treasury Note (cost $7,966,491)	5.00%	2/15/2011	7,750	7,787,541
Total Long-Term Investments (cost $272,931,981)				278,555,089
SHORT-TERM INVESTMENT 4.75%
Government Sponsored Enterprise Note
Federal Home Loan Bank (cost $14,103,119)	4.80%	7/2/2007	14,105	14,103,119
Total Investments in Securities 98.65% (cost $287,035,100)				292,658,208
Other Assets in Excess of Liabilities 1.35%				3,988,042
Net Assets 100.00%				$296,646,250

PIK Payment-in-kind.

  *  Non-income producing security.

  **  Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #  Variable rate security. The interest rate represents the rate at June 30, 2007.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Defaulted security.

  (c)  Security purchased on a when-issued basis (See Note 2 (f)).

  (d)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date.

    Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:
Investment in securities, at value (cost $287,035,100)	$292,658,208
Cash	1,670,073
Receivables:
Interest and dividends	4,383,623
Investment securities sold	1,040,630
Capital shares sold	1,313,933
From advisor (See Note 3)	7,549
Prepaid expenses and other assets	2,180
Total assets	301,076,196
LIABILITIES:
Payables:
Investment securities purchased	4,049,755
Capital shares reacquired	29,432
Management fee	116,194
Fund administration	9,327
Directors' fees	21,331
Accrued expenses and other liabilities	203,907
Total liabilities	4,429,946
NET ASSETS	$296,646,250
COMPOSITION OF NET ASSETS:
Paid-in capital	$282,393,314
Undistributed net investment income	6,639,725
Accumulated net realized gain on investments	1,990,103
Net unrealized appreciation on investments	5,623,108
Net Assets	$296,646,250
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	24,158,099
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$12.28

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

Investment income:
Dividends	$295,808
Interest	8,683,186
Total investment income	8,978,994
Expenses:
Management fee	688,625
Shareholder servicing	494,295
Fund administration	55,090
Reports to shareholders	28,585
Professional	20,153
Custody	10,326
Directors' fees	3,991
Other	2,098
Gross expenses	1,303,163
Expense reductions (See Note 7)	(6,140)
Expenses assumed by advisor (See Note 3)	(57,498)
Net expenses	1,239,525
Net investment income	7,739,469
Net realized and unrealized gain:
Net realized gain on investments	3,111,802
Net change in unrealized depreciation on investments	(910,540)
Net realized and unrealized gain	2,201,262
Net Increase in Net Assets Resulting From Operations	$9,940,731

See Notes to Financial Statements.

Statement of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Operations:
Net investment income	$7,739,469	$12,729,987
Net realized gain on investments	3,111,802	1,877,023
Net change in unrealized appreciation (depreciation) on investments	(910,540)	6,797,430
Net increase in net assets resulting from operations	9,940,731	21,404,440
Distributions to shareholders from:
Net investment income	–	(14,674,655)
Total distributions to shareholders	–	(14,674,655)
Capital share transactions (See Note 10):
Proceeds from sales of shares	44,919,778	81,888,925
Reinvestment of distributions	–	14,674,655
Cost of shares reacquired	(15,394,170)	(58,390,303)
Net increase in net assets resulting from capital share transactions	29,525,608	38,173,277
Net increase in net assets	39,466,339	44,903,062
NET ASSETS:
Beginning of period	$257,179,911	$212,276,849
End of period	$296,646,250	$257,179,911
Undistributed (distributions in excess of) net investment income	$6,639,725	$(1,099,744)

See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$11.84		$11.49	$12.05	$11.90	$10.58	$10.03
Investment operations:
Net investment income(a)	.34		.63	.60	.64	.67	.57
Net realized and unrealized gain (loss)	.10		.44	(.44)	.30	1.23	.23
Total from investment operations	.44		1.07	.16	.94	1.90	.80
Distributions to shareholders from:
Net investment income	–		(.72)	(.59)	(.64)	(.48)	(.22)
Net realized gain	–		–	(.13)	(.15)	(.10)	(.03)
Total distributions	–		(.72)	(.72)	(.79)	(.58)	(.25)
Net asset value, end of period	$12.28		$11.84	$11.49	$12.05	$11.90	$10.58
Total Return(b)	3.72	%(c)	9.33%	1.31%	7.89%	18.01%	7.92%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.45	%(c)	.90%	.90%	.90%	.90%	.85%
Expenses, excluding expense reductions and including expenses assumed	.45	%(c)	.91%	.90%	.90%	.90%	.85%
Expenses, excluding expense reductions and expenses assumed	.47	%(c)	.96%	.94%	.98%	.99%	1.62%
Net investment income	2.78	%(c)	5.31%	5.00%	5.30%	5.78%	5.39%
Supplemental Data:
Net assets, end of period (000)	$296,646		$257,180	$212,277	$138,201	$96,185	$23,763
Portfolio turnover rate	21.70	%(c)	37.88%	47.33%	44.01%	44.40%	105.79%

(a) Calculated using average shares outstanding during the period.

(b) Total assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers Bond-Debenture Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/deal supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

Notes to Financial Statements (unaudited)(continued)

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

(f)  When-Issued Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2007, the effective management fee paid to Lord Abbett was at a rate of .50% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period January 1, 2007 through April 30, 2008, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that the Fund's expenses (excluding management fee) do not exceed an annual rate of .40% of average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2007, the Fund

Notes to Financial Statements (unaudited)(continued)

incurred expenses of $482,038 for such services arrangements with certain insurance companies, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 are as follows:

	Six Months Ended 6/30/2007 (unaudited)	Year Ended 12/31/2006
Distributions paid from:
Ordinary income	$–	$14,674,655
Total distributions paid	$–	$14,674,655

As of June 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$289,233,677
Gross unrealized gain	7,685,501
Gross unrealized loss	(4,260,970)
Net unrealized security gain	$3,424,531

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization and other temporary tax adjustments.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2007 are as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$9,054,069	$82,365,998	$2,746,507	$54,749,854

*Includes U.S. Government sponsored enterprises securities.

Notes to Financial Statements (unaudited)(continued)

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called "lower-rated debt securities" or "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield securities are subject to greater price fluctuations, as well as additional risks. The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

Notes to Financial Statements (unaudited)(concluded)

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Shares sold	3,691,946	6,860,392
Reinvestment of distributions		1,241,511
Shares reacquired	(1,264,300)	(4,839,171)
Increase	2,427,646	3,262,732

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective June 29, 2007, the Fund has adopted FIN 48. The Fund was not required to record any tax liabilities to its NAV as a result of the implementation of FIN 48.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Bond-Debenture Portfolio

LASFBD-3-0607

(08/07)

2007

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

Series Fund—Growth and
Income Portfolio

For the six-month period ended June 30, 2007

Lord Abbett Series Fund — Growth and Income Portfolio

Semiannual Report

For the six-month period ended June 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Series Fund – Growth and Income Portfolio's performance for the six-month period ended June 30, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2007?

A: Supported by above-trend earnings growth and a dwindling supply of shares outstanding, equities returned approximately 7% (on a total return basis), as measured by the S&P Composite 1500® Index,1 in the six-month period ended June 30, 2007. Though the path higher had its dips and turns, both the Dow Jones Industrial Average2 and the S&P 500® Index3 reached record levels, with the latter finally cresting (albeit for only a brief period) its prior high established seven years ago.

The industrial sector of the economy looked stronger in the period. With the supply of inventories low and foreign demand robust, manufacturing activity began to accelerate. The Institute for

1

Supply Management's (ISM) survey of the manufacturing sector, for instance, jumped 4.1 points between March and May. In response, year-ahead forward rates on three-month deposits rose, and the yield on the 10-year Treasury bond climbed lockstep. By early June, the rise in the 10-year Treasury bond yield eclipsed that of short-term rates, which triggered a period of consolidation in the equity markets. Though the semiannual period ended June 30, 2007, finished on a down-note, the gains returned during the six-month period were still quite strong.

Returns in the equity market were broad; however, companies with mid to small capitalizations outperformed large to mega capitalizations. In fact, shares of growth-oriented small and mid cap companies led all other styles of investing. With the performance of large cap companies trailing that of their smaller peers, the valuation gap (the difference between the prices that investors are willing to pay for the earnings of the companies in each index) widened. At the close of June, the price-to-earnings ratio (P/E) of the S&P 100® Index4 was about 25% less than the P/E of the small and mid cap indexes (as based on the S&P SmallCap 600® Index5 and the S&P MidCap 400® Index6). Finally, unlike in the small and mid cap categories, value continued its dominance over growth in the large cap space.

Q: How did the Growth and Income Portfolio perform during the six-month period ended June 30, 2007?

A: The Fund returned 5.4%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to its benchmark, the S&P 500 Index, which returned 7.0% over the same period.

Q: What were the most significant factors affecting performance?

A: The largest detractors from the Fund's performance relative to its benchmark for the six-month period were the energy sector (owing to an underweight position), the information technology sector, and the industrials sector.

Among the individual holdings that detracted from performance were financials holding Citigroup, Inc. (the Fund's number-one detractor), a diversified financial services holding company; two healthcare holdings: Boston Scientific Corp., a developer of minimally invasive medical devices, and Sanofi-Aventis, a global pharmaceutical company; consumer staples holding Procter & Gamble Co., a worldwide consumer products manufacturer; and consumer discretionary holding IAC/InterActive Corp., an interactive commerce company.

The greatest contributor to the Fund's relative performance was the telecommunications services sector, followed by the materials sector (owing to an overweight position) and the healthcare sector.

Among the individual holdings that contributed to performance were telecommunications services holding AT&T Inc. (the Fund's number-one contributor), a communications services provider; materials

2

holding Freeport-McMoRan Copper & Gold, Inc., a worldwide miner and miller of copper, gold, and silver; healthcare holding Teva Pharmaceutical Industries Ltd., a maker of human pharmaceuticals and active pharmaceutical ingredients; energy holding ExxonMobil Corp., the world's largest publicly traded operator of petroleum and petrochemicals businesses; and consumer staples company The Kroger Co., an operator of supermarkets and convenience stores in the United States.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index combines the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600® to create a broad market portfolio representing 90% of U.S. equities.

2  The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

3  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

5  The S&P SmallCap 600® Index is a widely accepted benchmark due to its low turnover and greater liquidity.

6  The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

3

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/07 – 6/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/07	6/30/07	1/1/07 – 6/30/07
Class VC
Actual	$1,000.00	$1,053.90	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.52	$4.31

†  Expenses are equal to the Fund's annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2007

Sector*	%**
Auto & Transportation	0.23%
Consumer Discretionary	8.24%
Consumer Staples	13.69%
Financial Services	17.74%
Healthcare	14.40%
Integrated Oils	4.38%
Materials & Processing	5.65%
Other	3.74%
Other Energy	2.47%
Producer Durables	3.43%
Technology	11.28%
Utilities	8.98%
Short-Term Investment	5.77%
Total	100.00%

  *  A sector may comprise several industries.

  **  Represents percent of total investments.

5

Schedule of Investments (unaudited)

June 30, 2007

Investments	Shares	Value (000)
COMMON STOCKS 94.16%
Aerospace 1.85%
Boeing Co. (The)	98,200	$9,443
Raytheon Co.	413,004	22,257
Rockwell Collins, Inc.	170,384	12,036
Total		43,736
Agriculture, Fishing & Ranching 1.11%
Monsanto Co.	388,323	26,227
Banks 6.42%
Bank of New York Mellon Corp. (The)	867,392	35,945
Fifth Third Bancorp	189,952	7,554
JPMorgan Chase & Co.	724,818	35,117
Marshall & Ilsley Corp.	241,524	11,504
Mellon Financial Corp.	596,611	26,251
PNC Financial Services Group, Inc. (The)	50,600	3,622
Regions Financial Corp.	273,280	9,046
SunTrust Banks, Inc.	110,269	9,454
Wells Fargo & Co.	382,700	13,460
Total		151,953
Beverage: Brewers 1.37%
Anheuser-Busch Cos., Inc.	622,763	32,483
Beverage: Soft Drinks 3.28%
Coca-Cola Co. (The)	810,717	42,409
Coca-Cola Enterprises Inc.	1,469,048	35,257
Total		77,666
Biotechnology Research & Production 1.37%
Baxter International, Inc.	577,568	32,540
Chemicals 0.58%
Praxair, Inc.	191,589	13,792
Communications & Media 0.86%
Time Warner Inc.	966,938	20,344

Investments	Shares	Value (000)
Communications Technology 1.76%
Corning Inc.*	697,300	$17,816
Juniper Networks, Inc.*	259,400	6,529
QUALCOMM Inc.	400,300	17,369
Total		41,714
Computer Services, Software & Systems 1.85%
Microsoft Corp.	864,000	25,462
Oracle Corp.*	928,900	18,309
Total		43,771
Computer Technology 4.97%
Hewlett-Packard Co.	714,285	31,872
International Business Machines Corp.	155,899	16,408
Network Appliance, Inc.*	223,500	6,526
NVIDIA Corp.*	123,700	5,110
Sun Microsystems, Inc.*	10,978,117	57,745
Total		117,661
Consumer Electronics 0.37%
Yahoo! Inc.*	320,491	8,695
Consumer Products 0.50%
Kimberly-Clark Corp.	175,501	11,739
Copper 1.35%
Freeport-McMoRan Copper & Gold Inc.	384,484	31,843
Diversified Financial Services 4.51%
Citigroup, Inc.	1,885,166	96,690
MetLife Inc.	87,346	5,632
Morgan Stanley	53,700	4,505
Total		106,827
Drug & Grocery Store Chains 2.80%
Kroger Co. (The)	1,544,646	43,451
SUPERVALU INC.	495,437	22,949
Total		66,400

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Shares	Value (000)
Drugs & Pharmaceuticals 9.43%
Abbott Laboratories	873,773	$46,790
Bristol-Myers Squibb Co.	929,154	29,324
Eli Lilly & Co.	273,400	15,278
Novartis AG ADR	429,300	24,071
Sanofi-Aventis ADR	595,908	23,997
Teva Pharmaceutical Industries Ltd. ADR	1,010,467	41,682
Wyeth	735,564	42,177
Total		223,319
Electrical Equipment & Components 1.16%
Emerson Electric Co.	589,034	27,567
Electronics: Semi-Conductors/ Components 2.70%
Altera Corp.	497,300	11,005
Microchip Technology Inc.	407,028	15,076
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,034,726	11,517
Texas Instruments Inc.	696,508	26,210
Total		63,808
Financial Data Processing Services & Systems 0.46%
Automatic Data Processing, Inc.	224,351	10,874
Financial: Miscellaneous 2.02%
Federal National Mortgage Assoc.	615,041	40,181
MBIA Inc.	124,386	7,739
Total		47,920
Foods 2.61%
Kraft Foods Inc., Class A	1,640,397	57,824
WM. Wrigley Jr. Co.	72,200	3,993
Total		61,817

Investments	Shares	Value (000)
Gold 1.19%
Barrick Gold Corp. (Canada)(a)	970,805	$28,221
Health & Personal Care 2.27%
CVS Caremark Corp.	1,222,801	44,571
WellPoint, Inc.*	115,400	9,212
Total		53,783
Insurance: Multi-Line 4.03%
American International Group, Inc.	1,034,535	72,448
Aon Corp.	539,895	23,005
Total		95,453
Machinery: Construction & Handling 0.42%
Caterpillar Inc.	125,810	9,851
Machinery: Oil Well Equipment & Services 1.77%
Schlumberger Ltd. (Netherlands)(a)	276,772	23,509
Smith International, Inc.	311,590	18,272
Total		41,781
Medical & Dental Instruments & Supplies 1.31%
Boston Scientific Corp.*	2,015,725	30,921
Metals & Minerals Miscellaneous 0.32%
BHP Billiton Ltd. ADR	125,700	7,511
Miscellaneous: Consumer Staples 0.64%
Diageo plc ADR	180,606	15,046
Multi-Sector Companies 3.74%
Eaton Corp.	67,688	6,295
General Electric Co.	2,146,886	82,183
Total		88,478

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Shares	Value (000)
Oil: Crude Producers 0.70%
Devon Energy Corp.	149,318	$11,690
EOG Resources, Inc.	66,500	4,859
Total		16,549
Oil: Integrated Domestic 0.51%
Occidental Petroleum Corp.	209,300	12,114
Oil: Integrated International 3.87%
ExxonMobil Corp.	1,091,855	91,585
Paper 1.10%
International Paper Co.	665,353	25,982
Radio & TV Broadcasters 0.63%
News Corp., Class B	654,752	15,020
Rental & Leasing Services: Consumer 0.94%
Hertz Global Holdings, Inc.*	837,656	22,257
Retail 2.34%
Costco Wholesale Corp.	91,500	5,354
Macy's, Inc.	215,123	8,558
Wal-Mart Stores, Inc.	860,092	41,379
Total		55,291
Securities Brokerage & Services 0.28%
Charles Schwab Corp. (The)	322,300	6,614
Services: Commercial 1.91%
IAC/InterActiveCorp*	1,014,070	35,097
Waste Management, Inc.	258,024	10,076
Total		45,173

Investments	Shares	Value (000)
Soaps & Household Chemicals 2.97%
Procter & Gamble Co. (The)	1,149,469	$70,336
Textiles Apparel Manufacturers 0.69%
J. Crew Group, Inc.*	302,810	16,379
Tires & Rubber 0.11%
Goodyear Tire & Rubber Co.*	76,100	2,645
Transportation: Miscellaneous 0.12%
United Parcel Service, Inc., Class B	38,500	2,811
Utilities: Electrical 4.25%
Dominion Resources, Inc.	234,077	20,203
FPL Group, Inc.	333,448	18,920
PG&E Corp.	617,422	27,969
PPL Corp.	473,845	22,171
Progress Energy, Inc.	248,542	11,331
Total		100,594
Utilities: Gas Distributors 0.50%
Spectra Energy Corp.	451,509	11,721
Utilities: Telecommunications 4.22%
AT&T Inc.	2,184,660	90,664
Verizon Communications Inc.	226,700	9,333
Total		99,997
Total Common Stocks (cost $1,940,456,778)		2,228,809

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(concluded)

June 30, 2007

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 5.76%
Repurchase Agreement
Repurchase Agreement dated 6/29/2007, 4.70% due 7/2/2007 with State Street Bank & Trust Co. collateralized by $35,505,000 of Federal Home Loan Bank at Zero Coupon and 5.15% due 8/15/2007 and 9/10/2007 and $85,045,000 of Federal National Mortgage Assoc. at 7.125% due 1/15/2030; value: $139,136,706; proceeds: 136,457,270 (cost $136,403,845)	$136,404	$136,404
Total Investments in Securities 99.92% (cost $2,076,860,623)		2,365,213
Other Assets in Excess of Liabilities 0.08%		1,952
Net Assets 100.00%		$2,367,165

ADR American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:
Investment in securities, at value (cost $2,076,860,623)	$2,365,212,538
Receivables:
Investment securities sold	12,007,900
Capital shares sold	4,002,997
Interest and dividends	3,417,715
Prepaid expenses	818
Total assets	2,384,641,968
LIABILITIES:
Payables:
Investment securities purchased	15,138,555
Management fee	882,565
Capital shares reacquired	265,027
Directors' fees	126,804
Fund administration	74,740
Accrued expenses and other liabilities	989,682
Total liabilities	17,477,373
NET ASSETS	$2,367,164,595
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,919,990,294
Undistributed net investment income	16,120,567
Accumulated net realized gain on investments	142,701,819
Net unrealized appreciation on investments	288,351,915
Net Assets	$2,367,164,595
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	76,565,378
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$30.92

See Notes to Financial Statements.
10

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

Investment income:
Dividends (net of foreign withholding taxes of $369,085)	$22,767,002
Interest	2,742,317
Total investment income	25,509,319
Expenses:
Management fee	5,295,858
Shareholder servicing	3,762,317
Fund administration	448,703
Reports to shareholders	74,334
Custody	51,155
Directors' fees	32,786
Professional	28,748
Other	16,659
Gross expenses	9,710,560
Expense reductions (See Note 8)	(28,180)
Net expenses	9,682,380
Net investment income	15,826,939
Net realized and unrealized gain:
Net realized gain on investments	103,209,306
Net realized gain on redemptions in-kind (See Note 6)	19,734,070
Net change in unrealized depreciation on investments	(17,870,574)
Net realized and unrealized gain	105,072,802
Net Increase in Net Assets Resulting From Operations	$120,899,741

See Notes to Financial Statements.
11

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended Jun 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Operations:
Net investment income	$15,826,939	$25,608,329
Net realized gain on investments	103,209,306	86,879,108
Net realized gain on redemptions in-kind (See Note 6)	19,734,070	9,914,641
Net change in unrealized appreciation (depreciation) on investments	(17,870,574)	174,822,963
Net increase in net assets resulting from operations	120,899,741	297,225,041
Distributions to shareholders from:
Net investment income	–	(25,431,853)
Net realized gain	–	(68,149,530)
Total distributions to shareholders	–	(93,581,383)
Capital share transactions (See Note 11):
Proceeds from sales of shares	314,682,755	493,576,984
Reinvestment of distributions	–	93,581,383
Cost of shares reacquired	(94,650,772)	(159,328,918)
Cost of redemptions in-kind (See Note 6)	(127,146,908)	(70,919,710)
Net increase in net assets resulting from capital share transactions	92,885,075	356,909,739
Net increase in net assets	213,784,816	560,553,397
NET ASSETS:
Beginning of period	$2,153,379,779	$1,592,826,382
End of period	$2,367,164,595	$2,153,379,779
Undistributed net investment income	$16,120,567	$293,628

See Notes to Financial Statements.
12

Financial Highlights

	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006		2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$29.34		$26.16		$27.18	$24.52	$18.83	$23.11
Investment operations:
Net investment income(a)	.21		.39		.29	.27	.20	.14
Net realized and unrealized gain (loss)	1.37		4.12		.60	2.83	5.64	(4.31)
Total from investment operations	1.58		4.51		.89	3.10	5.84	(4.17)
Distributions to shareholders from:
Net investment income	–		(.36)		(.27)	(.22)	(.15)	(.11)
Net realized gain	–		(.97)		(1.64)	(.22)	–	– (c)
Total distributions	–		(1.33)		(1.91)	(.44)	(.15)	(.11)
Net asset value, end of period	$30.92		$29.34		$26.16	$27.18	$24.52	$18.83
Total Return(b)	5.39	%(e)	17.27%		3.25%	12.65%	31.01%	(18.03)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.43	%(e)	.87%		.91%	.89%	.85%	.94%
Expenses, excluding expense reductions	.43	%(e)	.87%		.91%	.89%	.85%	.94%
Net investment income	.70	%(e)	1.38%		1.11%	1.05%	.93%	.70%
Supplemental Data:
Net assets, end of period (000)	$2,367,165		$2,153,380		$1,592,826	$1,176,597	$644,983	$259,691
Portfolio turnover rate	46.98	%(d)(e)	51.65	%(d)	46.71%	27.91%	31.16%	51.79%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) Includes portfolio securities delivered as a result of redemptions in-kind transactions.

(e) Not Annualized.

See Notes to Financial Statements.
13

Notes to Financial Statements (unaudited)

1.  ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers Growth and Income Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

14

Notes to Financial Statements (unaudited)(continued)

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated among the funds within the Company on a pro rata basis.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2007, the effective management fee paid to Lord Abbett was at a rate of .47% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2007, the Fund incurred expenses of $3,701,803 for such services arrangements with certain insurance companies, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

15

Notes to Financial Statements (unaudited)(continued)

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 are as follows:

	Six Months Ended 6/30/2007 (unaudited)	Year Ended 12/31/2006
Distributions paid from:
Ordinary income	$–	$27,993,234
Net long-term capital gains	–	65,588,149
Total distributions paid	$–	$93,581,383

As of June 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$2,081,366,609
Gross unrealized gain	298,549,022
Gross unrealized loss	(14,703,093)
Net unrealized security gain	$283,845,929

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments and including redemptions in-kind) for the six months ended June 30, 2007 are as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$10,965,303	$1,077,878,155	$23,478,472	$984,278,784

* Includes U.S. Government sponsored enterprises securities

6.  REDEMPTIONS IN-KIND

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of Fund shares ("redemptions in-kind"). For financial reporting

16

Notes to Financial Statements (unaudited)(continued)

purposes, the Fund recognizes a gain on redemptions in-kind to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. During the six months ended June 30, 2007, shareholders of the Fund redeemed Fund shares in exchange for Fund portfolio securities, causing the Fund to realize a net gain of $19,734,070.

7.  DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

8.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

17

Notes to Financial Statements (unaudited)(concluded)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Shares sold	10,468,441	17,367,875
Reinvestment of distributions	-	3,192,814
Shares reacquired	(3,154,535)	(5,646,811)
Redemptions in-kind	(4,148,349)	(2,403,243)
Increase	3,165,557	12,510,635

12. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective June 29, 2007, the Fund has adopted FIN 48. The Fund was not required to record any tax liabilities to its NAV as a result of the implementation of FIN 48.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Growth and Income Portfolio

LASFGI-3-0607
(08/07)

2007

LORD ABBETT SEMIANNUAL

REPORT

Lord Abbett

Series Fund—
Growth Opportunities Portfolio

For the six-month period ended June 30, 2007

Lord Abbett Series Fund — Growth Opportunities Portfolio

Semiannual Report

For the six-month period ended June 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Series Fund – Growth Opportunities Portfolio's performance for the six-month period ended June 30, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2007?

A: Supported by above-trend earnings growth and a dwindling supply of shares outstanding, equities returned approximately 7% (on a total return basis), as measured by the S&P Composite 1500® Index,1 in the six-month period ended June 30, 2007. Though the path higher had its dips and turns, both the Dow Jones Industrial Average2 and the S&P 500® Index3 reached record levels, with the latter finally cresting (albeit for only a brief period) its prior high established seven years ago.

The industrial sector of the economy looked stronger in the period. With the

1

supply of inventories low and foreign demand robust, manufacturing activity began to accelerate. The Institute for Supply Management's (ISM) survey of the manufacturing sector, for instance, jumped 4.1 points between March and May. In response, year-ahead forward rates on three-month deposits rose, and the yield on the 10-year Treasury bond climbed lockstep. By early June, the rise in the 10-year Treasury bond yield eclipsed that of short-term rates, which triggered a period of consolidation in the equity markets. Though the semiannual period ended June 30, 2007, finished on a down-note, the gains returned during the six-month period were still quite strong.

Returns in the equity market were broad; however, companies with mid to small capitalizations outperformed large to mega capitalizations. In fact, shares of growth-oriented small and mid cap companies led all other styles of investing. With the performance of large cap companies trailing that of their smaller peers, the valuation gap (the difference between the prices that investors are willing to pay for the earnings of the companies in each index) widened. At the close of June, the price-to-earnings ratio (P/E) of the S&P 100® Index4 was about 25% less than the P/E of the small and mid cap indexes (as based on the S&P SmallCap 600® Index5 and the S&P MidCap 400® Index6). Finally, unlike in the small and mid cap categories, value continued its dominance over growth in the large cap space.

Q: How did the Growth Opportunities Portfolio perform during the six-month period ended June 30, 2007?

A: The Fund returned 11.0%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to its benchmark, the Russell Midcap® Growth Index,7 which returned 11.0% in the same period.

Q: What were the most significant factors affecting performance?

A: The consumer discretionary sector was the greatest contributor to the Fund's performance relative to its benchmark for the six-month period, followed by the producer durables sector and the financial services sector.

Among the individual holdings that contributed to performance were consumer discretionary holdings ITT Educational Services, Inc. (the Fund's number-one contributor), a provider of technology-oriented postsecondary degree programs, and aQuantive, Inc., a digital marketing services and technology company; producer durables holding BE Aerospace, Inc., a manufacturer of interior products for commercial and general aviation aircraft cabins; and two materials and processing holdings: Precision Castparts Corp., a worldwide manufacturer of complex metal components and products, and Monsanto Co., a provider of technology-based solutions and agricultural products for

2

growers and downstream customers in the agricultural markets.

The most significant detractors from the Fund's relative performance were the healthcare sector, followed by the auto and transportation sector and the technology sector.

Among the individual holdings that detracted from performance were three technology holdings: Network Appliance, Inc. (the Fund's number-one detractor), a supplier of unified storage solutions for data-intensive enterprises; Akamai Technologies, Inc., a provider of global delivery services for Internet content, streaming media, and applications and global Internet traffic management; and QLogic Corp., a designer of semiconductor and board-level input/output and enclosure management products; auto and transportation holding UTI Worldwide, Inc., a global supply chain management company that provides freight forwarding, customs brokerage, and warehousing; and consumer discretionary holding International Game Technology, a manufacturer of computerized casino gaming systems.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index combines the S&P 500®, S&P 400® (an index of mid-cap companies), and S&P SmallCap 600® to create a broad market portfolio representing 90% of U.S. equities.

2  The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

3  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

5  The S&P SmallCap 600® Index is a widely accepted benchmark due to its low turnover and greater liquidity.

6  The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market.

7  The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks also are members of the Russell 1000® Growth Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current

3

performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

4

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/07 – 6/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	1/1/07	6/30/07	1/1/07 – 6/30/07
Class VC
Actual	$1,000.00	$1,110.40	$6.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.01

†  Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2007

Sector*	%**
Auto & Transportation	0.64%
Consumer Discretionary	29.38%
Consumer Staples	2.36%
Financial Services	9.30%
Healthcare	15.69%
Materials & Processing	6.54%
Other	0.88%
Other Energy	8.96%
Producer Durables	5.44%
Technology	14.45%
Utilities	3.11%
Short-Term Investment	3.25%
Total	100.00%

  *  A sector may comprise several industries.
**  Represents percent of total investments.

6

Schedule of Investments (unaudited)

June 30, 2007

Investments	Shares	Value (000)
COMMON STOCKS 96.93%
Advertising Agency 2.40%
aQuantive, Inc.*	5,300	$338
Lamar Advertising Co.	19,600	1,230
National CineMedia Inc.*	47,500	1,331
Total		2,899
Aerospace 1.90%
Rockwell Collins, Inc.	32,400	2,289
Agriculture, Fishing & Ranching 2.71%
Monsanto Co.	48,400	3,269
Banks 1.20%
Northern Trust Corp.	22,600	1,452
Biotechnology Research & Production 2.14%
Alexion Pharmaceuticals, Inc.*	19,300	870
Celgene Corp.*	30,000	1,720
Total		2,590
Casinos & Gambling 3.60%
International Game Technology	27,900	1,108
MGM MIRAGE*	13,200	1,089
Scientific Games Corp., Class A*	25,900	905
WMS Industries, Inc.*	43,050	1,242
Total		4,344
Chemicals 0.80%
Airgas, Inc.	20,200	968
Coal 0.74%
Arch Coal, Inc.	25,600	891
Commercial Information Services 0.81%
Arbitron Inc.	18,900	974

Investments	Shares	Value (000)
Communications Technology 4.03%
Atheros Communications, Inc.*	40,900	$1,261
Ciena Corp.*	37,100	1,340
Harris Corp.	15,400	840
Juniper Networks, Inc.*	48,900	1,231
Limelight Network, Inc.*	9,900	196
Total		4,868
Computer Services, Software & Systems 4.12%
Akamai Technologies, Inc.*	22,400	1,090
Cognizant Tech Solutions Corp.*	13,700	1,029
Equinix, Inc.*	18,000	1,646
F5 Networks, Inc.*	15,000	1,209
Total		4,974
Computer Technology 1.61%
Network Appliance, Inc.*	27,900	814
NVIDIA Corp.*	27,300	1,128
Total		1,942
Consumer Electronics 1.58%
Activision, Inc.*	44,800	836
SINA Corp. (China)*(a)	25,700	1,076
Total		1,912
Cosmetics 0.27%
Bare Escentuals, Inc.*	9,400	321
Diversified Financial Services 1.64%
Interactive Brokers Group, Inc.*	32,700	887
Lazard Ltd., Class A (Bermuda)(a)	24,400	1,099
Total		1,986
Drug & Grocery Store Chains 0.84%
Safeway, Inc.	29,700	1,011

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Shares	Value (000)
Drugs & Pharmaceuticals 3.47%
BioMarin Pharmaceutical Inc.*	46,478	$834
Medicis Pharmaceuticals Corp.	23,800	727
Shire plc ADR	35,400	2,624
Total		4,185
Education Services 2.20%
ITT Educational Services, Inc.*	22,600	2,653
Electronics 0.81%
Amphenol Corp.	27,400	977
Electronics: Medical Systems 2.61%
Hologic, Inc.*	27,500	1,521
Illumina, Inc.*	40,200	1,632
Total		3,153
Electronics: Semi-Conductors/ Components 3.91%
Analog Devices, Inc.	32,900	1,238
MEMC Electronic Materials*	20,800	1,271
National Semiconductor Corp.	45,900	1,298
Silicon Laboratories Inc.*	17,700	613
Xilinx, Inc.	11,300	302
Total		4,722
Engineering & Contracting Services 0.52%
Jacobs Engineering Group Inc.*	10,900	627
Entertainment 0.76%
Dreamworks Animation SKG Inc.*	31,700	914
Finance Companies 0.60%
International Securities Exchange Holdings, Inc.	11,100	725

Investments	Shares	Value (000)
Financial Data Processing Services & Systems 2.23%
Alliance Data Systems Corp.*	14,230	$1,100
Fiserv, Inc.*	28,100	1,596
Total		2,696
Financial Information Services 0.87%
FactSet Research Systems, Inc.	15,400	1,053
Healthcare Facilities 1.40%
ICON plc ADR*	38,800	1,697
Healthcare Management Services 0.11%
Allscripts Healthcare Solutions, Inc.*	5,100	130
Hotel/Motel 2.42%
Hilton Hotels Corp.	41,600	1,392
Starwood Hotels & Resorts Worldwide, Inc.	22,900	1,536
Total		2,928
Investment Management Companies 1.26%
T. Rowe Price Group, Inc.	29,300	1,520
Jewelry Watches & Gemstones 1.26%
Tiffany & Co.	28,600	1,517
Leisure Time 1.89%
Life Time Fitness, Inc.*	22,500	1,198
Penn National Gaming, Inc.*	18,100	1,087
Total		2,285
Machinery: Oil Well Equipment & Services 3.30%
Cameron International Corp.*	22,500	1,608
Dril-Quip, Inc.*	13,800	620
Smith International, Inc.	29,900	1,754
Total		3,982

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Shares	Value (000)
Medical & Dental Instruments & Supplies 5.98%
Beckman Coulter, Inc.	25,200	$1,630
Edwards Lifesciences Corp.*	3,700	182
Gen-Probe Inc.*	14,000	846
Henry Schein, Inc.*	16,600	887
St. Jude Medical, Inc.*	42,100	1,747
Thermo Fisher Scientific Inc.*	37,340	1,931
Total		7,223
Metal Fabricating 1.62%
Precision Castparts Corp.	16,100	1,954
Miscellaneous: Producer Durables 2.20%
BE Aerospace, Inc.*	64,300	2,656
Multi-Sector Companies 0.88%
Textron Inc.	9,700	1,068
Oil: Crude Producers 4.94%
Cabot Oil & Gas Corp.	56,200	2,073
Range Resources Corp.	62,400	2,334
Southwestern Energy Co.*	35,000	1,558
Total		5,965
Radio & TV Broadcasters 1.66%
Rogers Communications, Inc., Class B (Canada)(a)	47,200	2,005
Rental & Leasing Services: Consumer 0.36%
RSC Holdings Inc.*	21,500	430
Restaurants 0.49%
P.F. Chang's China Bistro, Inc.*	16,900	595
Retail 4.20%
Amazon.com, Inc.*	13,500	924
GameStop Corp.*	46,100	1,802
Nordstrom, Inc.	20,500	1,048
O'Reilly Automotive, Inc.*	35,500	1,298
Total		5,072

Investments	Shares	Value (000)
Securities Brokerage & Services 1.51%
Intercontinental Exchange, Inc.*	6,600	$976
KBW, Inc.*	28,800	846
Total		1,822
Services: Commercial 2.80%
Corrections Corp. of America*	34,150	2,155
FTI Consulting, Inc.*	32,400	1,232
Total		3,387
Soaps & Household Chemicals 1.53%
Church & Dwight Co., Inc.	38,100	1,846
Steel 0.91%
Carpenter Technology Corp.	8,400	1,095
Telecommunications Equipment 1.36%
American Tower Corp.*	39,000	1,638
Textiles Apparel Manufacturers 1.87%
Coach, Inc.*	29,200	1,384
Under Armour, Inc.*	19,100	872
Total		2,256
Toys 0.86%
Marvel Entertainment, Inc.*	40,900	1,042
Transportation: Miscellaneous 0.64%
Expeditors International Washington, Inc.	18,700	772
Utilities: Telecommunications 3.11%
MetroPCS Communications, Inc.*	17,400	575
NII Holdings, Inc.*	28,000	2,261
Time Warner Telecom, Inc.*	45,800	920
Total		3,756
Total Common Stocks (cost $101,683,211)		117,036

See Notes to Financial Statements.
9

Schedule of Investments (unaudited)(concluded)

June 30, 2007

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 3.25%
Repurchase Agreement
Repurchase Agreement dated 6/29/2007, 4.70% due 7/2/2007 with State Street Bank & Trust Co. collateralized by $4,010,000 of Federal Home Loan Bank at Zero Coupon due 7/5/2007; value: $4,010,000; proceeds: $3,930,022 (cost $3,928,483)	$3,928	$3,928
Total Investments in Securities 100.18% (cost $105,611,694)		120,964
Liabilities in Excess of Other Assets (0.18%)		(222)
Net Assets 100.00%		$120,742

ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:
Investment in securities, at value (cost $105,611,694)	$120,963,600
Receivables:
Investment securities sold	2,399,752
Capital shares sold	60,101
Interest and dividends	33,135
From advisor	8,580
Prepaid expenses and other assets	2
Total assets	123,465,170
LIABILITIES:
Payables:
Investment securities purchased	2,388,472
Capital shares reacquired	141,455
Management fee	76,664
Directors' fees	4,816
Fund administration	3,833
Accrued expenses and other liabilities	107,610
Total liabilities	2,722,850
NET ASSETS	$120,742,320
COMPOSITION OF NET ASSETS:
Paid-in capital	$100,134,992
Accumulated net investment loss	(267,583)
Accumulated net realized gain on investments and foreign currency related transactions	5,523,012
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	15,351,899
Net Assets	$120,742,320
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	7,411,299
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.29

See Notes to Financial Statements.
11

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

Investment income:
Dividends (net of foreign withholding taxes of $1,105)	$262,575
Interest	142,773
Total investment income	405,348
Expenses:
Management fee	447,870
Shareholder servicing	202,208
Fund administration	22,393
Reports to shareholders	21,052
Professional	17,586
Custody	13,895
Directors' fees	1,573
Other	1,040
Gross expenses	727,617
Expense reductions (See Note 7)	(2,175)
Expenses assumed by advisor (See Note 3)	(53,634)
Net expenses	671,808
Net investment loss	(266,460)
Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	5,055,483
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	6,850,095
Net realized and unrealized gain	11,905,578
Net Increase in Net Assets Resulting From Operations	$11,639,118

See Notes to Financial Statements.
12

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Operations:
Net investment loss	$(266,460)	$(183,364)
Net realized gain on investments and foreign currency related transactions	5,055,483	1,257,075
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	6,850,095	4,709,804
Net increase in net assets resulting from operations	11,639,118	5,783,515
Distributions to shareholders from:
Net realized gain	–	(955,098)
Capital share transactions (See Note 10):
Proceeds from sales of shares	15,105,535	45,899,539
Reinvestment of distributions	–	955,098
Cost of shares reacquired	(4,890,154)	(5,684,740)
Net increase in net assets resulting from capital share transactions	10,215,381	41,169,897
Net increase in net assets	21,854,499	45,998,314
NET ASSETS:
Beginning of period	$98,887,821	$52,889,507
End of period	$120,742,320	$98,887,821
Accumulated net investment loss	$(267,583)	$(1,123)

See Notes to Financial Statements.
13

Financial Highlights

	Six Months Ended 6/30/2007		Year Ended			4/30/2003(c) to
	(unaudited)		2006	2005	2004	12/31/2003
Per Share Operating Performance
Net asset value, beginning of period	$14.67		$13.73	$13.30	$11.96	$10.00
Investment operations:
Net investment loss(a)	(.04)		(.04)	(.06)	(.07)	(.07)
Net realized and unrealized gain	1.66		1.12	.68	1.41	2.03
Total from investment operations	1.62		1.08	.62	1.34	1.96
Distributions to shareholders from:
Net realized gain	–		(.14)	(.19)	– (e)	–
Net asset value, end of period	$16.29		$14.67	$13.73	$13.30	$11.96
Total Return(b)	11.04	%(d)	7.89%	4.62%	11.23%	19.60	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.60	%(d)	1.20%	1.20%	1.20%	.87	%(d)
Expenses, excluding expense reductions and including expenses assumed	.60	%(d)	1.20%	1.20%	1.20%	.87	%(d)
Expenses, excluding expense reductions and expenses assumed	.65	%(d)	1.36%	1.42%	1.86%	9.92	%(d)
Net investment loss	(.24	)%(d)	(.25)%	(.49)%	(.58)%	(.60	)%(d)
Supplemental Data:
Net assets, end of period (000)	$120,742		$98,888	$52,890	$23,709	$2,470
Portfolio turnover rate	57.07	%(d)	153.71%	108.55%	78.80%	40.46	%(d)

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Commencement of operations.

(d) Not annualized.

(e) Amount is less than $.01.

See Notes to Financial Statements.
14

Notes to Financial Statements (unaudited)

1.  ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers Growth Opportunities Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

15

Notes to Financial Statements (unaudited) (continued)

(f)  Foreign Transactions–The books and the records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain on investments and foreign currency related transactions on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

For the six months ended June 30, 2007, the effective management fee paid to Lord Abbett was at a an annualized rate of .80% of the Fund's average daily net assets

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period January 1, 2007 through April 30, 2008, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary, so that the Fund's expenses (excluding management fee) do not exceed an annual rate of .40% of average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable

16

Notes to Financial Statements (unaudited) (continued)

Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2007, the Fund incurred expenses of $195,943 for such services arrangements with certain insurance companies, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

As of June 30, 2007, .28% of the Fund's outstanding shares were owned by Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 were as follows:

	Six Months Ended 6/30/2007 (unaudited)	Year Ended 12/31/2006
Distributions paid from:
Ordinary income	$–	$26,439
Net long-term capital gains	–	928,659
Total distributions paid	$–	$955,098

As of June 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$105,788,191
Gross unrealized gain	16,548,925
Gross unrealized loss	(1,373,516)
Net unrealized security gain	$15,175,409

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

17

Notes to Financial Statements (unaudited) (continued)

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2007 are as follows:

Purchases	Sales
$72,155,793	$61,055,748

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2007.

6.  DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

These factors can affect the Fund's performance.

18

Notes to Financial Statements (unaudited) (concluded)

10.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended 6/30/2007 (unaudited)	Year Ended 12/31/2006
Shares sold	979,905	3,217,608
Reinvestment of distributions	–	64,840
Shares reacquired	(308,621)	(393,578)
Increase	671,284	2,888,870

11.  RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective June 29, 2007, the Fund has adopted FIN 48. The Fund was not required to record any tax liabilities to its NAV as a result of the implementation of FIN 48.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

19

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

20

This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Growth Opportunities Portfolio

LASFGO-3-0607

(08/07)

2007

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

Series Fund—International Portfolio

For the six-month period ended June 30, 2007

Lord Abbett Series Fund — International Portfolio

Semiannual Report

For the six-month period ended June 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Series Fund – International Portfolio's performance for the six-month period ended June 30, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2007?

A: International equity markets posted solid returns during the six-month period ended June 30, 2007. The MSCI World Index with Net Dividends,1 primarily a large company index, rose 9.2% (in U.S. dollar terms). Developed markets, led by Europe, had a strong six months, with double-digit returns posted by most developed market indexes. Emerging markets also performed well: the MSCI Emerging Markets Index2 returned (in U.S. dollar terms), gross and net, 17.8% and 17.6%, respectively, over the period.

For the most part, these gains have paralleled the strong showing of 2006 — an impressive performance when considered against the backdrop of oil

1

prices that hover at the $70 level and the accelerating trend toward higher interest rates, with the Bank of England, the European Central Bank, and the central bank in New Zealand, among others, announcing hikes. The Bank of Japan also said it was ready to move away from its essentially zero-interest rate policy of recent years. Meanwhile, Europe's economic expansion continued, and India and China continued to grow rapidly. China's stock gains came despite an effort by the government to slow activity by imposing higher taxes on trading.

Foreign currencies continued to gain strength against the U.S. dollar, which has fallen to record lows against the euro and multi-decade lows against the British pound and the Canadian, Australian, and New Zealand dollars. The U.S. dollar, in fact, as measured by the U.S. Federal Reserve's trade-weighted index against leading currencies, has fallen below a support level that had held for 30 years.

Q: How did the International Portfolio perform over the six-month period ended June 30, 2007?

A: The Fund returned 12.5%, reflecting performance at the net asset value (NAV) of Class VC shares, with all distributions reinvested, compared to its benchmark, the S&P/Citigroup Extended Market World ex-U.S. Index,3 which returned 13.0% in the same period.

Q: What were the most significant factors affecting performance?

A: The worst detractors from the Fund's relative performance were the materials sector (owing to an underweight position), the healthcare sector, and the telecommunications services sector.

Among the individual holdings that detracted from performance were financials holding Patrizia Immobilien AG (the Fund's number-one detractor), a German-based, full-service real estate company; consumer discretionary holdings The Japan General Estate Co., Ltd., which sells newly constructed condominiums and houses, and Avex Group Holdings Inc., a producer of CDs, videos, and DVDs; energy holding Electromagnetic Geoservices, a specialist in seabed logging (a technique used in the search for offshore hydrocarbons); and consumer staples holding C&C Group plc, a manufacturer and distributor of beverages and snacks.

The most significant contributors to the Fund's performance relative to its benchmark for the six-month period were the financials sector and the consumer staples sector.

Among the individual contributors to the Fund's performance were financials holdings Arques Industries AGV (the Fund's number-one contributor), a company that acquires medium-sized German, Swiss, and Austrian companies in need of restructuring, BlueBay Asset Management plc., a manager of fixed-income credit

2

funds and products, and Agile Property Holdings Ltd., a property developer in the Chinese province of Guangdong; materials holding Wacker Chemie AG, a company that makes various chemicals used in the construction, textile, pharmaceutical, cosmetics, agriculture, and tobacco industries; and consumer discretionary holding EganaGoldpfeil Ltd., a designer of timepieces, jewelry, and leather products.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit www.lordabbett.com. Read the prospectus carefully before investing.

1  The MSCI World Index with Net Dividends is an unmanaged index that reflects the stock markets of 23 countries, including the United States, Canada, Europe, Australasia and the Far East, with values expressed in U.S. dollars.

2  The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2007, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

3  The S&P/Citigroup Global Equity Index System and the names of each of the indexes and subindexes that it comprises (each an "Index" and collectively, the "Indexes") are service marks of Citigroup. The S&P/Citigroup EMI World ex-U.S. Index is a subset of the Global Citigroup Extended Market Index (EMI). The World ex-U.S. composite includes all developed countries except the United States.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

3

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/07 – 6/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/07	6/30/07	1/1/07 – 6/30/07
Class VC
Actual	$1,000.00	$1,124.50	$6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.76

†  Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2007

Sector*	%**
Basic Materials	11.11%
Consumer Cyclicals	14.84%
Consumer Non-Cyclicals	5.41%
Div. Financials	7.78%
Energy	6.11%
Healthcare	3.88%
Ind. Goods & Services	22.69%
Non-Property Financials	10.19%
Property and Property Services	5.61%
Technology	5.39%
Telecommunications	1.86%
Transportation	2.38%
Utilities	1.05%
Short-Term Investment	1.70%
Total	100.00%

  *  A sector may comprise several industries.
  **  Represents percent of total investments.

5

Schedule of Investments (unaudited)

June 30, 2007

Investments	Shares	U.S. $ Value (000)
COMMON STOCKS 96.68%
Australia 2.77%
Downer EDi Ltd.	39,713	$248
Newcrest Mining Ltd.	16,552	321
Zinifex Ltd.	25,408	405
Total		974
Brazil 1.05%
Rossi Residencial S.A.	17,400	369
Canada 1.79%
Addax Petroleum Corp.	10,777	403
OPTI Canada Inc.*	10,756	229
Total		632
China 2.17%
Celestial NutriFoods Ltd.	346,705	351
Yanzhou Coal Mining Co. Ltd.	270,000	412
Total		763
Egypt 0.56%
GB Auto S.A.E.*	30,670	199
France 5.24%
CGG Veritas*	1,507	379
Gemalto N.V.*	14,067	327
Neopost S.A.	5,127	753
Vallourec S.A.	1,194	385
Total		1,844
Germany 10.73%
Arques Industries AG	19,796	858
AWD Holding AG	5,389	230
Fresenius Medical Care AG & Co. ADR	13,400	616
Hypo Real Estate Holding AG	5,265	342
Rheinmetall AG	5,511	515
Symrise AG*	18,457	552

Investments	Shares	U.S. $ Value (000)
Wacker Chemie AG	2,812	$666
Total		3,779
Greece 3.75%
Folli Follie	13,310	540
Greek Postal Savings Bank	18,501	433
Piraeus Bank S.A.	9,521	349
Total		1,322
Hong Kong 6.59%
Agile Property Holdings Ltd.	382,000	500
EganaGoldpfeil Holdings Ltd.	860,000	751
Playmates Holdings Ltd.	1,234,000	155
RexCapital Financial Holdings Ltd.*	5,050,000	549
Teem Foundation Group Ltd.*	1,056,000	365
Total		2,320
Indonesia 0.71%
PT Indosat Tbk	345,500	249
Ireland 2.22%
C&C GROUP	22,534	304
FBD Holdings plc	5,817	250
Origin Enterprises*	18,659	90
Waterford Wedgwood plc Unit*	2,531,663	137
Total		781
Italy 4.80%
Azimut Holding SpA	31,407	540
Davide Campari-Milano SpA	41,762	438
Hera SpA	86,875	364
Milano Assicurazioni SpA	41,880	350
Total		1,692

See Notes to Financial Statements.
6

Schedule of Investments (unaudited) (continued)

June 30, 2007

Investments	Shares	U.S. $ Value (000)
Japan 13.66%
Capcom Co., Ltd.	16,600	$310
Don Quijote Co., Ltd.	19,200	385
FP Corp.	7,200	247
Ibiden Co., Ltd.	7,000	453
Japan General Estate Co., Ltd.	8,000	177
Kabu.com Securities Co., Ltd.	97	137
Mitsui Mining & Smelting Co., Ltd.	39,800	186
Nabtesco Corp.	30,912	452
Nippon Commercial Investment REIT	81	353
Nitori Co., Ltd.	11,250	562
Okinawa Cellular Telephone Co.	147	396
Tokuyama Corp.	27,100	353
Wacom Co., Ltd.	105	234
Yamada Denki Co., Ltd.	3,570	373
ZEON Corp.	18,000	192
Total		4,810
Kazakhstan 1.10%
Kazkommertsbank GDR*†	17,558	386
Netherlands 9.72%
Aalberts Industries N.V.	16,464	454
Ballast Nedam N.V.	3,047	166
Draka Holding N.V.	16,217	823
Koninklijke BAM Groep N.V.	16,034	455
LMA International N.V.*	532,066	238
Vedior N.V.	22,966	690
Wavin N.V.	24,755	598
Total		3,424
Norway 3.27%
Electromagnetic GeoServices AS*	8,820	178

Investments	Shares	U.S. $ Value (000)
Petroleum Geo-Services*	13,950	$348
Songa Offshore ASA*	61,486	626
Total		1,152
Philippines 3.31%
Ayala Corp.	30,699	362
Megaworld Corp.*	4,169,000	360
Metropolitan Bank & Trust Co.	286,500	443
Total		1,165
South Korea 1.42%
Pusan Bank	34,560	499
Spain 4.11%
Enagas, S.A.	17,125	$425
Prosegur Compania de Seguridad S.A.	21,502	826
Vueling Airlines S.A.*	5,375	198
Total		1,449
Sweden 2.57%
Getinge AB, Class B	22,600	490
KappAhl Holding AB	36,826	416
Total		906
Switzerland 0.46%
Geberit AG	940	161
Taiwan 0.93%
Chi Mei Optoelectronics Corp.	276,000	328
Turkey 0.62%
Turkiye Is Bankasi A.S. GDR	17,140	81
Turkiye Vakiflar Bankasi	52,958	136
Total		217

See Notes to Financial Statements.
7

Schedule of Investments (unaudited) (concluded)

June 30, 2007

Investments	Shares	U.S. $ Value (000)
United Kingdom 13.13%
Balfour Beatty plc	49,218	$438
Bespak plc	6,469	86
Bluebay Asset Management plc*	73,424	730
Burberry Group plc	41,837	577
Ceres Power Holdings plc*	26,423	154
Intertek Group plc	31,779	628
Man Group plc	37,671	461
Michael Page International plc	33,106	349
Northgate plc	16,668	344
Northgate Information Solutions plc	132,822	214
Premier Foods plc	19,652	114
Punch Taverns plc	21,429	529
Total		4,624
Total Common Stocks (cost $27,885,915)		34,045
	Principal Amount (000)
SHORT-TERM INVESTMENT 1.67%
Repurchase Agreement
Repurchase Agreement dated 6/29/2007, 4.70% due 7/2/2007 with State Street Bank & Trust Co. collateralized by $605,000 of Federal Home Loan Bank at Zero Coupon due 7/30/2007; value: $601,975; proceeds: $586,837 (cost $586,607)	$587	587
Total Investments in Securities 98.35% (cost $28,472,522)		34,632
Other Assets in Excess of Liabilities 1.65%		581
Net Assets 100.00%		$35,213

  ADR  American Depositary Receipt.

  GDR  Global Depositary Receipt.

  REIT  Real Estate Investment Trust.

  Unit  More than one class of securities traded together.

  *  Non-income producing security.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:
Investment in securities, at value (cost $28,472,522)	$34,632,127
Foreign cash, at value (cost $877,940)	877,129
Receivables:
Investment securities sold	134,458
Interest and dividends	83,276
Capital shares sold	12,670
From advisor (See Note 3)	3,867
Prepaid expenses	6
Total assets	35,743,533
LIABILITIES:
Payables:
Investment securities purchased	434,403
Management fee	20,101
Capital shares reacquired	7,474
Directors' fees	2,011
Fund administration	1,075
Accrued expenses and other liabilities	65,802
Total liabilities	530,866
NET ASSETS	$35,212,667
COMPOSITION OF NET ASSETS:
Paid-in capital	$26,574,147
Undistributed net investment income	182,596
Accumulated net realized gain on investments and foreign currency related transactions	2,298,152
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	6,157,772
Net Assets	$35,212,667
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	2,632,834
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.37

See Notes to Financial Statements.
9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

Investment income:
Dividends (net of foreign withholding taxes of $32,790)	$317,329
Interest	22,291
Total investment income	339,620
Expenses:
Management fee	117,217
Shareholder servicing	36,314
Custody	24,199
Professional	18,438
Reports to shareholders	7,989
Fund administration	6,252
Directors' fees	431
Other	404
Gross expenses	211,244
Expense reductions (See Note 7)	(427)
Expenses assumed by advisor (See Note 3)	(31,085)
Net expenses	179,732
Net investment income	159,888
Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	1,772,549
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,809,933
Net realized and unrealized gain	3,582,482
Net Increase in Net Assets Resulting From Operations	$3,742,370

See Notes to Financial Statements.
10

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Operations:
Net investment income	$159,888	$169,001
Net realized gain on investments and foreign currency related transactions	1,772,549	3,292,523
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,809,933	1,688,100
Net increase in net assets resulting from operations	3,742,370	5,149,624
Distributions to shareholders from:
Net investment income	–	(105,399)
Net realized gain	–	(3,089,163)
Total distributions to shareholders	–	(3,194,562)
Capital share transactions (See Note 10):
Proceeds from sales of shares	8,692,405	16,055,989
Reinvestment of distributions	–	3,194,562
Cost of shares reacquired	(5,315,167)	(5,683,542)
Net increase in net assets resulting from capital share transactions	3,377,238	13,567,009
Net increase in net assets	7,119,608	15,522,071
NET ASSETS:
Beginning of period	$28,093,059	$12,570,988
End of period	$35,212,667	$28,093,059
Undistributed net investment income	$182,596	$22,708

See Notes to Financial Statements.
11

Financial Highlights

	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$11.89		$10.43	$8.56	$7.10	$5.10	$6.26
Investment operations:
Net investment income(a)	.06		.10	.01	.01	.11	.03
Net realized and unrealized gain (loss)	1.42		2.91	2.26	1.46	1.99	(1.14)
Total from investment operations	1.48		3.01	2.27	1.47	2.10	(1.11)
Distributions to shareholders from:
Net investment income	–		(.05)	–	(.01)	(.10)	(.05)
Net realized gain	–		(1.50)	(.40)	–	–	–
Total distributions	–		(1.55)	(.40)	(.01)	(.10)	(.05)
Net asset value, end of period	$13.37		$11.89	$10.43	$8.56	$7.10	$5.10
Total Return(b)	12.45	%(c)	29.08%	26.63%	20.71%	41.25%	(17.70)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.57	%(c)	1.15%	1.40%	1.34%	1.40%	1.35%
Expenses, excluding expense reductions and including expenses assumed	.57	%(c)	1.15%	1.40%	1.34%	1.40%	1.35%
Expenses, excluding expense reductions and expenses assumed	.67	%(c)	1.65%	2.41%	3.45%	3.42%	5.77%
Net investment income	.51	%(c)	.87%	.14%	.12%	1.86%	.45%
Supplemental Data:
Net assets, end of period (000)	$35,213		$28,093	$12,571	$6,873	$3,580	$1,770
Portfolio turnover rate	39.81	%(c)	98.50%	70.54%	68.22%	61.83%	59.34%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.
12

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers International Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

13

Notes to Financial Statements (unaudited) (continued)

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund, are generally allocated to the funds within the Company on a pro rata basis.

(f)  Foreign Transactions–The books and the records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain on investments and foreign currency related transactions on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)  When-Issued or Forward Transactions–The Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

14

Notes to Financial Statements (unaudited) (continued)

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2007, the effective management fee paid to Lord Abbett was at a rate of .75% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period January 1, 2007 through April 30, 2008, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary, so that the Fund's expenses (excluding management fee) do not exceed an annual rate of .40% of average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2007, the Fund incurred expenses of $32,821 for such services arrangements with certain insurance companies, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

15

Notes to Financial Statements (unaudited) (continued)

The tax character of distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 are as follows:

	Six Months Ended 6/30/2007 (unaudited)	Year Ended 12/31/2006
Distributions paid from:
Ordinary income	$–	$1,258,189
Net long-term capital gains	–	1,936,373
Total distributions paid	$–	$3,194,562

As of June 30, 2007, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$28,528,528
Gross unrealized gain	6,474,258
Gross unrealized loss	(370,659)
Net unrealized security gain	$6,103,599

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2007 are as follows:

Purchases	Sales
$15,623,912	$12,076,322

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2007.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

16

Notes to Financial Statements (unaudited) (concluded)

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

These factors can affect the Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Shares sold	701,274	1,365,277
Reinvestment of distributions	–	272,806
Shares reacquired	(430,598)	(481,083)
Increase	270,676	1,157,000

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective June 29, 2007, the Fund has adopted FIN 48. The Fund was not required to record any tax liabilities to its NAV as a result of the implementation of FIN 48.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

18

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

International Portfolio

LASFI-3-06/07

(08/07)

2007

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Large Cap Core Portfolio

For the six-month period ended June 30, 2007

Lord Abbett Series Fund — Large Cap Core Portfolio

Semiannual Report

For the six-month period ended June 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Series Fund — Large Cap Core Portfolio's performance for the six-month period ended June 30, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 3007?

A: Supported by above-trend earnings growth and a dwindling supply of shares outstanding, equities returned approximately 7% (on a total return basis), as measured by the S&P Composite 1500® Index,1 in the six-month period ended June 30, 2007. Though the path higher had its dips and turns, both the Dow Jones Industrial Average2 and the S&P 500® Index3 reached record levels, with the latter finally cresting (albeit for only a brief period) its prior high established seven years ago.

1

The industrial sector of the economy looked stronger in the period. With the supply of inventories low and foreign demand robust, manufacturing activity began to accelerate. The Institute for Supply Management's (ISM) survey of the manufacturing sector, for instance, jumped 4.1 points between March and May. In response, year-ahead forward rates on three-month deposits rose, and the yield on the 10-year Treasury bond climbed lockstep. By early June, the rise in the 10-year Treasury bond yield eclipsed that of short-term rates, which triggered a period of consolidation in the equity markets. Though the semiannual period ended June 30, 2007, finished on a down-note, the gains returned during the six- month period were still quite strong.

Returns in the equity market were broad; however, companies with mid to small capitalizations outperformed large to mega capitalizations. In fact, shares of growth-oriented small and mid cap companies led all other styles of investing. With the performance of large cap companies trailing that of their smaller peers, the valuation gap (the difference between the prices that investors are willing to pay for the earnings of the companies in each index) widened. At the close of June, the price-to-earnings ratio (P/E) of the S&P 100® Index4 was about 25% less than the P/E of the small and mid cap indexes (as based on the S&P SmallCap 600® Index5 and the S&P MidCap 400® Index6). Finally, unlike in the small and mid cap categories, value continued its dominance over growth in the large cap space.

Q: How did the Large Cap Core Portfolio perform during the six-month period ended June 30, 2007?

A: The Fund returned 7.3%, reflecting performance at the net asset value (NAV) of Class VC shares, compared to its benchmarks, the Russell 1000® Index7 and the S&P 500 Index, which returned 7.2% and 7.0%, respectively, in the same period.

Q: What were the most significant factors affecting performance?

A: The healthcare sector was the strongest contributor to the Fund's performance relative to the Russell 1000 Index for the six-month period, followed by the financial services sector (owing to an underweight position) and the technology sector.

Among the individual holdings that contributed to the Fund's performance were materials and processing holding Monsanto Co. (the Fund's number-one contributor), a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets; healthcare holding Medco Health Solutions, Inc., a pharmacy benefit manager; technology holding Corning Inc., an operator in the telecommunications, advanced materials, and information display industries; utilities holding AT&T Inc., a communications services provider;

2

and consumer discretionary holding GameStop Corp., an operator of specialty electronic game and PC entertainment software stores.

The worst detractor from the Fund's relative performance was the utilities sector, followed by the consumer staples sector and the integrated oils sector (owing to an underweight position).

Among the individual holdings that detracted from performance were consumer staples holding Procter & Gamble Co. (the Fund's number-one detractor), a manufacturer of a variety of consumer products worldwide; healthcare holdings Celgene Corp., a global biopharmaceutical company, and Johnson & Johnson, a provider of healthcare products and related services; technology holding Advanced Micro Devices, Inc., a supplier of integrated circuits for the personal and networked computer and communications markets; and materials and processing sector holding Newmont Mining Corp., a gold, copper, silver, and zinc mining company.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index combines the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600® to create a broad market portfolio representing 90% of U.S. equities.

2  The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

3  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

5  The S&P SmallCap 600® Index is a widely accepted benchmark due to its low turnover and greater liquidity.

6  The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market.

7  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92 percent of the total market capitalization of the Russell 3000 Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their

3

original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

4

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/07 – 6/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/07	6/30/07	1/1/07 - 6/30/07
Class VC
Actual	$1,000.00	$1,073.30	$5.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.35	$5.51

†  Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2007

Sector*	%**
Auto & Transportation	0.63%
Consumer Discretionary	13.50%
Consumer Staples	12.51%
Financial Services	13.15%
Healthcare	16.76%
Integrated Oils	3.63%
Materials & Processing	4.62%
Other	2.86%
Other Energy	2.43%
Producer Durables	6.21%
Technology	12.24%
Utilities	8.44%
Short-Term Investment	3.02%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

6

Schedule of Investments (unaudited)

June 30, 2007

Investments	Shares	Value (000)
COMMON STOCKS 97.13%
Aerospace 4.09%
Boeing Co. (The)	2,241	$216
Lockheed Martin Corp.	1,661	156
Raytheon Co.	2,678	144
United Technologies Corp.	3,164	225
Total		741
Agriculture, Fishing & Ranching 2.36%
Monsanto Co.	6,324	427
Banks 6.00%
Bank of America Corp.	3,800	186
Bank of New York Mellon Corp. (The)	6,778	281
JPMorgan Chase & Co.	3,129	151
Marshall & Ilsley Corp.	308	14
PNC Financial Services Group, Inc. (The)	926	66
SunTrust Banks, Inc.	920	79
U.S. Bancorp	1,600	53
Wachovia Corp.	2,181	112
Wells Fargo & Co.	4,061	143
Total		1,085
Beverage: Brewers 0.36%
Anheuser-Busch Cos., Inc.	1,263	66
Beverage: Soft Drinks 2.31%
Coca-Cola Co. (The)	4,690	245
PepsiCo, Inc.	2,667	173
Total		418
Biotechnology Research & Production 3.17%
Baxter International, Inc.	3,052	172
Celgene Corp.*	2,935	168
Genzyme Corp.*	2,023	130
ImClone Systems, Inc.*	2,941	104
Total		574

Investments	Shares	Value (000)
Chemicals 0.84%
Praxair, Inc.	2,116	$152
Communications & Media 0.33%
Time Warner Inc.	2,834	60
Communications Technology 4.35%
Cisco Systems, Inc.*	6,946	193
Corning Inc.*	11,618	297
QUALCOMM Inc.	6,860	298
Total		788
Computer Services, Software & Systems 2.81%
Microsoft Corp.	8,947	264
Oracle Corp.*	9,456	186
Symantec Corp.*	2,891	58
Total		508
Computer Technology 1.92%
Hewlett-Packard Co.	3,128	140
International Business Machines Corp.	1,079	113
NVIDIA Corp.*	2,279	94
Total		347
Consumer Electronics 3.22%
Activision, Inc.*	17,312	323
Electronic Arts, Inc.*	3,230	153
Yahoo! Inc.*	3,890	106
Total		582
Consumer Products 0.24%
Kimberly-Clark Corp.	658	44
Copper 0.14%
Freeport-McMoRan Copper & Gold Inc.	317	26
Diversified Financial Services 3.17%
American Express Co.	845	51
Citigroup, Inc.	4,303	221

See Notes to Financial Statements.
7

Schedule of Investments (unaudited) (continued)

June 30, 2007

Investments	Shares	Value (000)
Diversified Financial Services (continued)
MetLife Inc.	1,316	$85
Morgan Stanley	2,578	216
Total		573
Drug & Grocery Store Chains 1.67%
Kroger Co. (The)	9,505	267
Walgreen Co.	819	36
Total		303
Drugs & Pharmaceuticals 8.39%
Abbott Laboratories	4,521	242
Amylin Pharmaceuticals, Inc.*	1,065	44
Bristol-Myers Squibb Co.	3,202	101
Gilead Sciences, Inc.*	6,831	265
Johnson & Johnson	2,248	139
Merck & Co., Inc.	4,260	212
Novartis AG ADR	2,218	124
Pfizer, Inc.	4,280	109
Wyeth	4,908	282
Total		1,518
Electrical Equipment & Components 1.02%
Emerson Electric Co.	3,927	184
Electronics: Medical Systems 1.19%
Medtronic, Inc.	4,143	215
Electronics: Semi-Conductors/Components 2.20%
Advanced Micro Devices, Inc.*	2,562	37
Intel Corp.	8,764	208
Texas Instruments, Inc.	4,097	154
Total		399
Electronics: Technology 0.97%
General Dynamics Corp.	2,254	176
Energy: Miscellaneous 0.40%
Valero Energy Corp.	977	72

Investments	Shares	Value (000)
Entertainment 1.04%
Dreamworks Animation SKG, Inc., Class A*	3,115	$90
Walt Disney Co. (The)	2,915	99
Total		189
Financial: Miscellaneous 1.14%
Federal Home Loan Mortgage Corp.	1,461	89
Federal National Mortgage Assoc.	1,794	117
Total		206
Foods 3.18%
Campbell Soup Co.	3,452	134
Kellogg Co.	2,221	115
Kraft Foods Inc., Class A	9,234	326
Total		575
Gold 1.28%
Barrick Gold Corp. (Canada)(a)	5,500	160
Newmont Mining Corp.	1,835	72
Total		232
Health & Personal Care 3.08%
CVS Caremark Corp.	7,176	261
Express Scripts, Inc.*	3,755	188
Medco Health Solutions, Inc.*	1,381	108
Total		557
Healthcare Facilities 0.38%
Quest Diagnostics Inc.	1,344	69
Identification Control & Filter Devices 0.56%
Agilent Technologies, Inc.*	2,618	101
Insurance: Multi-Line 2.34%
American International Group, Inc.	3,281	230

See Notes to Financial Statements.
8

Schedule of Investments (unaudited) (continued)

June 30, 2007

Investments	Shares	Value (000)
Insurance: Multi-Line (continued)
Hartford Financial Services Group, Inc. (The)	1,971	$194
Total		424
Insurance: Property-Casualty 0.53%
XL Capital Ltd., Class A (Bermuda)(a)	1,131	95
Jewelry Watches & Gemstones 0.52%
Tiffany & Co.	1,766	94
Machinery: Construction & Handling 0.29%
Caterpillar Inc.	682	53
Machinery: Oil Well Equipment & Services 1.86%
Baker Hughes, Inc.	1,203	101
Schlumberger Ltd. (Netherlands)(a)	2,781	236
Total		337
Medical & Dental Instruments & Supplies 0.57%
St. Jude Medical, Inc.*	2,499	104
Miscellaneous: Consumer Staples 1.01%
Diageo plc ADR	2,194	183
Multi-Sector Companies 2.86%
General Electric Co.	10,974	420
Honeywell International, Inc.	1,744	98
Total		518
Oil: Crude Producers 0.17%
XTO Energy, Inc.	505	30
Oil: Integrated Domestic 0.43%
ConocoPhillips	987	78

Investments	Shares	Value (000)
Oil: Integrated International 3.21%
Chevron Corp.	2,305	$194
ExxonMobil Corp.	4,596	386
Total		580
Retail 6.37%
Best Buy Co., Inc.	2,579	121
GameStop Corp.*	7,292	285
Home Depot, Inc. (The)	201	8
Kohl's Corp.*	2,481	176
Macy's, Inc.	2,305	92
Target Corp.	3,253	207
Wal-Mart Stores, Inc.	5,493	264
Total		1,153
Soaps & Household Chemicals 4.00%
Colgate-Palmolive Co.	4,345	282
Procter & Gamble Co. (The)	7,212	441
Total		723
Telecommunications Equipment 0.27%
Nokia Oyj ADR	1,701	48
Textiles Apparel Manufacturers 1.80%
Coach, Inc.*	4,797	228
Polo Ralph Lauren Corp., Class A	1,001	98
Total		326
Transportation: Miscellaneous 0.63%
United Parcel Service, Inc., Class B	1,568	114
Utilities: Cable TV & Radio 1.63%
Comcast Corp., Class A*	10,520	294
Utilities: Electrical 4.08%
Dominion Resources, Inc.	1,996	172
FPL Group, Inc.	3,440	195
PG&E Corp.	3,597	163
Progress Energy, Inc.	1,936	88

See Notes to Financial Statements.
9

Schedule of Investments (unaudited) (concluded)

June 30, 2007

Investments	Shares	Value (000)
Utilities: Electrical (continued)
Southern Co. (The)	3,487	$120
Total		738
Utilities: Telecommunications 2.75%
AT&T Inc.	9,776	406
Sprint Nextel Corp.	1,486	31
Verizon Communications, Inc.	1,491	61
Total		498
Total Common Stocks (cost $15,653,473)		17,577
	Principal Amount (000)
SHORT-TERM INVESTMENT 3.02%
Repurchase Agreement
Repurchase Agreement dated 6/29/2007, 4.70% due 7/2/2007 with State Street Bank & Trust Co. collateralized by $560,000 of Federal Home Loan Bank at Zero Coupon due 7/16/2007; value: $558,600; proceeds: $546,730 (cost $546,516)	$547	547
Total Investments in Securities 100.15% (cost $16,199,989)		18,124
Liabilities in Excess of Other Assets (0.15%)		(27)
Net Assets 100.00%		$18,097

ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:
Investment in securities, at value (cost $16,199,989)	$18,124,205
Receivables:
Capital shares sold	20,349
Interest and dividends	13,784
From advisor (See Note 3)	5,195
Prepaid expenses and other assets	36
Total assets	18,163,569
LIABILITIES:
Payables:
Management fee	9,774
Fund administration	558
Directors' fees	429
Accrued expenses and other liabilities	55,480
Total liabilities	66,241
NET ASSETS	$18,097,328
COMPOSITION OF NET ASSETS:
Paid-in capital	$15,828,973
Undistributed net investment income	60,487
Accumulated net realized gain on investments	283,652
Net unrealized appreciation on investments	1,924,216
Net Assets	$18,097,328
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	1,388,739
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$13.03

See Notes to Financial Statements.
11

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

Investment income:
Dividends (net of foreign withholding taxes of $732)	$125,286
Interest	19,553
Total investment income	144,839
Expenses:
Management fee	54,606
Shareholder servicing	28,390
Professional	14,881
Custody	12,763
Reports to shareholders	7,225
Fund administration	3,120
Directors' fees	215
Other	76
Gross expenses	121,276
Expense reductions (See Note 7)	(194)
Expenses assumed by advisor (See Note 3)	(35,274)
Net expenses	85,808
Net investment income	59,031
Net realized and unrealized gain:
Net realized gain on investments	212,722
Net change in unrealized appreciation on investments	823,306
Net realized and unrealized gain	1,036,028
Net Increase in Net Assets Resulting From Operations	$1,095,059

See Notes to Financial Statements.
12

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Operations:
Net investment income	$59,031	$84,003
Net realized gain on investments	212,722	104,491
Net change in unrealized appreciation on investments	823,306	999,131
Net increase in net assets resulting from operations	1,095,059	1,187,625
Distributions to shareholders from:
Net investment income	–	(83,015)
Net realized gain	–	(53,303)
Total distributions to shareholders	–	(136,318)
Capital share transactions (See Note 10):
Proceeds from sales of shares	3,847,176	7,799,581
Reinvestment of distributions	–	136,318
Cost of shares reacquired	(587,979)	(236,222)
Net increase in net assets resulting from capital share transactions	3,259,197	7,699,677
Net increase in net assets	4,354,256	8,750,984
NET ASSETS:
Beginning of period	$13,743,072	$4,992,088
End of period	$18,097,328	$13,743,072
Undistributed net investment income	$60,487	$1,456

See Notes to Financial Statements.
13

Financial Highlights

	Six Months Ended 6/30/2007 (unaudited)		Year Ended 12/31/2006	4/29/2005(c) to 12/31/2005
Per Share Operating Performance
Net asset value, beginning of period	$12.14		$10.86	$10.00
Investment operations:
Net investment income(a)	.05		.10	.06
Net realized and unrealized gain	.84		1.30	.83
Total from investment operations	.89		1.40	.89
Distributions to shareholders from:
Net investment income	-		(.07)	(.03)
Net realized gain	-		(.05)	-
Total distributions	-		(.12)	(.03)
Net asset value, end of period	$13.03		$12.14	$10.86
Total Return(b)	7.33	%(d)	12.91%	8.87	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.55	%(d)	1.10%	.74	%(d)
Expenses, excluding expense reductions and including expenses assumed	.55	%(d)	1.10%	1.10	%(e)
Expenses, excluding expense reductions and expenses assumed	.77	%(d)	1.91%	7.79	%(e)
Net investment income	.37	%(d)	.89%	1.41	%(e)
Supplemental Data:
Net assets, end of period (000)	$18,097		$13,743	$4,992
Portfolio turnover rate	14.87	%(d)	34.27%	24.42	%(d)

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Commencement of operations.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.
14

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers Large-Cap Core Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is growth of capital and growth of income consistent with reasonable risk. The Fund offers Variable Contract class shares ("Class VC Shares"), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

15

Notes to Financial Statements (unaudited)(continued)

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended June 30, 2007, the effective management fee paid to Lord Abbett was at an annualized rate of .70% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the period January 1, 2007 through April 30, 2008, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that the Fund's expenses (excluding management fee) do not exceed an annual rate of .40% of average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2007, the Fund incurred expenses of $27,303 for such services arrangements with certain insurance companies, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

16

Notes to Financial Statements (unaudited)(continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 are as follows:

	Six Months Ended 6/30/2007 (unaudited)	Year Ended 12/31/2006
Distributions paid from:
Ordinary income	$–	$106,050
Net long-term capital gains	–	30,268
Total distributions paid	$–	$136,318

As of June 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$16,214,409
Gross unrealized gain	2,035,478
Gross unrealized loss	(125,682)
Net unrealized security gain	$1,909,796

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2007 are as follows:

Purchases	Sales
$5,440,343	$2,245,782

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2007.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is

17

Notes to Financial Statements (unaudited)(continued)

an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

9. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other and other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Shares sold	303,324	681,528
Reinvestment of distributions	–	11,210
Shares reacquired	(46,641)	(20,179)
Increase	256,683	672,559

18

Notes to Financial Statements (unaudited)(concluded)

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective June 29, 2007, the Fund has adopted FIN 48. The Fund was not required to record any tax liabilities to its NAV as a result of the implementation of FIN 48.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

19

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Large-Cap Core Portfolio

LASFLCC-3-0607

(08/07)

2007

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Series Fund—Mid Cap Value Portfolio

For the six-month period ended June 30, 2007

Lord Abbett Series Fund — Mid Cap Value Portfolio

Semiannual Report

For the six-month period ended June 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Series Fund — Mid Cap Value Portfolio's performance for the six-month period ended June 30, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2007?

A: Supported by above-trend earnings growth and a dwindling supply of shares outstanding, equities returned approximately 7% (on a total return basis), as measured by the S&P Composite 1500® Index,1 in the six-month period ended June 30, 2007. Though the path higher had its dips and turns, both the Dow Jones Industrial Average2 and the S&P 500® Index3 reached record levels, with the latter finally cresting (albeit for only a brief period) its prior high established seven years ago.

The industrial sector of the economy looked stronger in the period. With the

1

supply of inventories low and foreign demand robust, manufacturing activity began to accelerate. The Institute for Supply Management's (ISM) survey of the manufacturing sector, for instance, jumped 4.1 points between March and May. In response, year-ahead forward rates on three-month deposits rose, and the yield on the 10-year Treasury bond climbed lockstep. By early June, the rise in the 10-year Treasury bond yield eclipsed that of short-term rates, which triggered a period of consolidation in the equity markets. Though the semiannual period ended June 30, 2007, finished on a down-note, the gains returned during the six-month period were still quite strong.

Returns in the equity market were broad; however, companies with mid to small capitalizations outperformed large to mega capitalizations. In fact, shares of growth-oriented small and mid cap companies led all other styles of investing. With the performance of large cap companies trailing that of their smaller peers, the valuation gap (the difference between the prices that investors are willing to pay for the earnings of the companies in each index) widened. At the close of June, the price-to-earnings ratio (P/E) of the S&P 100® Index4 was about 25% less than the P/E of the small and mid cap indexes (as based on the S&P SmallCap 600® Index5 and the S&P MidCap 400® Index6). Finally, unlike in the small and mid cap categories, value continued its dominance over growth in the large cap space.

Q: How did the Mid Cap Value Portfolio perform during the six-month period ended June 30, 2007?

A: The Fund returned 11.3%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell Midcap® Value Index,7 which returned 8.7% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributors to the Fund's performance relative to its benchmark for the six-month period were the financial services sector and the producer durables sector (both owing to an underweight position), followed by the materials and processing sector (owing to an overweight position).

Among the individual holdings that contributed to performance were materials and processing holding The Mosaic Co. (the Fund's number-one contributor), a producer of crop nutrients to agricultural communities; producer durables holding Cummins, Inc., which designs and manufactures diesel engines; healthcare holding King Pharmaceuticals, Inc., a manufacturer of prescription pharmaceutical products; technology holding McAfee, Inc., a developer of computer security solutions; and consumer discretionary holding R.R. Donnelley & Sons Co., a provider of commercial printing and information services.

The worst detractor from the Fund's performance relative to its benchmark was the consumer discretionary sector, followed by the utilities sector and the auto and transportation sector.

2

Among the individual holdings that detracted from performance were consumer discretionary holdings OfficeMax Inc. (the Fund's number-one detractor), a retailer of office products, and The Interpublic Group of Companies, Inc., an organization of advertising agencies and marketing service companies; utilities holding NiSource Inc., a natural gas and electricity company; technology holding JDS Uniphase Corp., a provider of communications test and measurement solutions and optical products; and healthcare holding Mylan Laboratories Inc., a developer of generic and branded pharmaceutical products.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index combines the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600® to create a broad market portfolio representing 90% of U.S. equities.

2  The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

3  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

5  The S&P SmallCap 600® Index is a widely accepted benchmark due to its low turnover and greater liquidity.

6  The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market.

7  The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks also are members of the Russell 1000® Value index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

3

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund's services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/07 – 6/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period†
	1/1/07	6/30/07	1/1/07 – 6/30/07
Class VC
Actual	$1,000.00	$1,112.90	$5.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.31	$5.56

†  Expenses are equal to the Fund's annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2007

Sector*	%**
Auto & Transportation	2.22%
Consumer Discretionary	17.62%
Consumer Staples	5.38%
Financial Services	7.68%
Healthcare	7.50%
Materials & Processing	15.09%
Other Energy	6.37%
Producer Durables	4.10%
Technology	13.46%
Utilities	15.91%
Short-Term Investment	4.67%
Total	100.00%

  *  A sector may comprise several industries.

  **  Represents percent of total investments.

5

Schedule of Investments (unaudited)

June 30, 2007

Investments	Shares	Value (000)
COMMON STOCKS 95.87%
Advertising Agency 5.44%
Interpublic Group of Cos., Inc. (The)*	2,622,758	$29,899
R.H. Donnelley Corp.*	463,218	35,103
Total		65,002
Agriculture, Fishing & Ranching 1.14%
Monsanto Co.	202,002	13,643
Auto Parts: After Market 1.71%
Genuine Parts Co.	412,813	20,476
Auto Parts: Original Equipment 0.27%
ArvinMeritor, Inc.	146,800	3,259
Beverage: Soft Drinks 1.91%
Coca-Cola Enterprises, Inc.	953,392	22,881
Chemicals 3.14%
Chemtura Corp.	1,396,578	15,516
Eastman Chemical Co.	342,340	22,023
Total		37,539
Commercial Information Services 0.31%
Arbitron Inc.	70,817	3,649
Communications Technology 10.10%
ADC Telecommunications, Inc.*	1,008,242	18,481
Avaya Inc.*	1,530,934	25,781
JDS Uniphase Corp.*	1,802,847	24,212
McAfee, Inc.*	884,623	31,139
Tellabs, Inc.*	1,963,300	21,125
Total		120,738
Computer Services, Software & Systems 3.43%
Cadence Design Systems, Inc.*	1,099,790	24,151
Openwave Systems, Inc.	387,664	2,427
Sybase, Inc.*	605,778	14,472
Total		41,050

Investments	Shares	Value (000)
Consumer Products 1.31%
Snap-on Inc.	311,060	$15,712
Containers & Packaging: Paper & Plastic 1.10%
Pactiv Corp.*	411,597	13,126
Diversified Manufacturing 1.90%
Ball Corp.	427,465	22,728
Diversified Production 0.15%
Pentair, Inc.	46,200	1,782
Drug & Grocery Store Chains 2.50%
Kroger Co. (The)	532,797	14,988
Safeway Inc.	439,037	14,940
Total		29,928
Drugs & Pharmaceuticals 4.63%
King Pharmaceuticals, Inc.*	1,486,482	30,413
Mylan Laboratories Inc.	1,373,274	24,980
Total		55,393
Engineering & Contracting Services 1.06%
KBR, Inc.*	481,335	12,625
Fertilizers 2.38%
Mosaic Co. (The)*	625,180	24,395
Potash Corp. of Saskatchewan Inc. (Canada)(a)	51,205	3,992
Total		28,387
Foods 1.00%
Smithfield Foods, Inc.*	386,154	11,890
Health & Personal Care 0.75%
HealthSouth Corp.*	497,501	9,010
Healthcare Management Services 0.76%
Aetna Inc.	184,871	9,133

See Notes to Financial Statements.
6

Schedule of Investments (unaudited)(continued)

June 30, 2007

Investments	Shares	Value (000)
Household Furnishings 1.14%
Newell Rubbermaid, Inc.	464,136	$13,659
Identification Control & Filter Devices 1.75%
Hubbell, Inc., Class B	386,365	20,949
Insurance: Life 1.24%
Conseco, Inc.*	711,321	14,859
Insurance: Multi-Line 1.04%
Genworth Financial, Inc., Class A	84,172	2,895
Safeco Corp.	152,664	9,505
Total		12,400
Insurance: Property-Casualty 4.64%
ACE Ltd. (Bermuda)(a)	183,319	11,461
Everest Re Group, Ltd. (Bermuda)(a)	15,314	1,664
PartnerRe Ltd. (Bermuda)(a)	270,190	20,940
XL Capital Ltd., Class A (Bermuda)(a)	253,643	21,379
Total		55,444
Machinery: Engines 1.07%
Cummins, Inc.	126,175	12,770
Machinery: Industrial/Specialty 0.01%
Joy Global Inc.	2,926	171
Machinery: Oil Well Equipment & Services 1.76%
Halliburton Co.	609,960	21,044
Medical & Dental Instruments & Supplies 1.39%
Bausch & Lomb, Inc.	238,468	16,559
Metal Fabricating 1.60%
Timken Co. (The)	528,175	19,072

Investments	Shares	Value (000)
Miscellaneous: Equipment 1.14%
W.W. Grainger, Inc.	146,744	$13,655
Offshore Drilling 1.76%
GlobalSantaFe Corp.
(Cayman Islands)(a)	290,662	21,000
Oil: Crude Producers 2.89%
EOG Resources, Inc.	353,616	25,835
Range Resources Corp.	233,239	8,726
Total		34,561
Paper 2.86%
Bowater, Inc.	650,920	16,240
MeadWestvaco Corp.	508,964	17,977
Total		34,217
Publishing: Miscellaneous 2.29%
R.R. Donnelley & Sons Co.	629,135	27,374
Radio & TV Broadcasters 1.06%
Clear Channel Communications, Inc.	335,218	12,678
Real Estate Investment Trusts 0.81%
Host Hotels & Resorts, Inc.	417,286	9,648
Restaurants 0.93%
Brinker International, Inc.	378,644	11,083
Retail 3.88%
Foot Locker, Inc.	634,563	13,834
Macy's, Inc.	252,323	10,037
OfficeMax, Inc.	572,740	22,509
Total		46,380
Services: Commercial 1.10%
Allied Waste Industries, Inc.*	972,020	13,083
Textiles Apparel Manufacturers 0.27%
Liz Claiborne, Inc.	85,500	3,189

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(concluded)

June 30, 2007

Investments	Shares	Value (000)
Tires & Rubber 0.25%
Goodyear Tire & Rubber Co. (The)*	86,100	$2,993
Utilities: Electrical 8.23%
Ameren Corp.	466,576	22,867
CMS Energy Corp.	1,179,307	20,284
NiSource Inc.	1,082,558	22,420
Northeast Utilities System	826,140	23,429
Puget Energy, Inc.	387,202	9,363
Total		98,363
Utilities: Gas Distributors 0.35%
Southwest Gas Corp.	122,808	4,152
Utilities: Telecommunications 7.42%
CenturyTel, Inc.	271,031	13,294
EMBARQ Corp.	430,267	27,266
Qwest Communications International Inc.*	4,050,171	39,287
Windstream Corp	603,082	8,901
Total		88,748
Total Common Stocks (cost $913,951,488)		1,146,002

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.70%
Repurchase Agreement
Repurchase Agreement dated 6/29/2007, 4.70% due 7/2/2007 with State Street Bank & Trust Co. collateralized by $29,010,000 of Federal Home Loan Bank at Zero Coupon due 7/25/2007 and $28,545,000 of Federal National Mortgage Assoc. at Zero Coupon due 8/8/2007; value: $57,308,419 proceeds: $56,206,594 (cost $56,184,588)	$56,184	$56,184
Total Investments in Securities 100.57% (cost $970,136,076)		1,202,186
Liabilities in Excess of Other Assets (0.57%)		(6,767)
Net Assets 100.00%		$1,195,419

*  Non-income producing security.

  (a)  Foreign security traded in U.S. dollars.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities (unaudited)

June 30, 2007

ASSETS:
Investment in securities, at value (cost $970,136,076)	$1,202,186,423
Receivables:
Investment securities sold	5,493,232
Interest and dividends	1,981,020
Capital shares sold	304,537
Prepaid expenses	382
Total assets	1,209,965,594
LIABILITIES:
Payables:
Investment securities purchased	12,302,551
Capital shares reacquired	1,190,910
Management fee	706,130
Directors' fees	74,471
Fund administration	38,182
Accrued expenses and other liabilities	234,075
Total liabilities	14,546,319
NET ASSETS	$1,195,419,275
COMPOSITION OF NET ASSETS:
Paid-in capital	$837,011,868
Undistributed net investment income	2,719,762
Accumulated net realized gain on investments	123,637,298
Net unrealized appreciation on investments	232,050,347
Net Assets	$1,195,419,275
Outstanding shares (200 million shares of common stock authorized, .001 $par value)	49,316,657
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$24.24

See Notes to Financial Statements.
9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2007

Investment income:
Dividends (net of foreign withholding taxes of $1,691)	$8,494,226
Interest	1,091,985
Total investment income	9,586,211
Expenses:
Management fee	4,575,694
Shareholder servicing	1,896,402
Fund administration	247,300
Reports to shareholders	46,863
Custody	33,364
Professional	28,792
Directors' fees	18,925
Other	11,149
Gross expenses	6,858,489
Expense reductions (See Note 8)	(16,474)
Net expenses	6,842,015
Net investment income	2,744,196
Net realized and unrealized gain:
Net realized gain on investments	70,509,077
Net realized gain on redemption in-kind (See Note 6)	35,698,917
Net change in unrealized appreciation on investments	27,627,522
Net realized and unrealized gain	133,835,516
Net Increase in Net Assets Resulting From Operations	$136,579,712

See Notes to Financial Statements.
10

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Operations:
Net investment income	$2,744,196	$5,878,165
Net realized gain on investments	70,509,077	81,568,233
Net realized gain on redemption in-kind	35,698,917	12,617,363
Net change in unrealized appreciation on investments	27,627,522	41,705,993
Net increase in net assets resulting from operations	136,579,712	141,769,754
Distributions to shareholders from:
Net investment income	-	(5,929,511)
Net realized gain	-	(92,388,962)
Total distributions to shareholders	-	(98,318,473)
Capital share transactions (See Note 11):
Proceeds from sales of shares	63,274,922	160,342,121
Reinvestment of distributions	-	98,318,473
Cost of shares reacquired	(85,946,905)	(198,157,526)
Cost of redemption in-kind (See Note 6)	(144,846,081)	(74,616,320)
Net decrease in net assets resulting from capital share transactions	(167,518,064)	(14,113,252)
Net increase (decrease) in net assets	(30,938,352)	29,338,029
NET ASSETS:
Beginning of period	$1,226,357,627	$1,197,019,598
End of period	$1,195,419,275	$1,226,357,627
Undistributed (Distributions in excess of) net investment income	$2,719,762	$(24,434)

See Notes to Financial Statements.
11

Financial Highlights

	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006		2005	2004		2003	2002
Per Share Operating Performance
Net asset value, beginning of year	$21.78		$21.09		$20.79	$17.04		$13.86	$15.45
Investment operations:
Net investment income(a)	.05		.10		.11	.09		.11	.14
Net increase from payment by an affiliate on the disposal of investments in violation of investment restriction	–		–		–	–	(c)	–	–
Net realized and unrealized gain (loss)	2.41		2.47		1.60	4.01		3.32	(1.65)
Total from investment operations	2.46		2.57		1.71	4.10		3.43	(1.51)
Distributions to shareholders from:
Net investment income	–		(.11)		(.10)	(.06)		(.08)	(.08)
Net realized gain	–		(1.77)		(1.31)	(.29)		(.17)	–
Total distributions	–		(1.88)		(1.41)	(.35)		(.25)	(.08)
Net asset value, end of year	$24.24		$21.78		$21.09	$20.79		$17.04	$13.86
Total Return(b)	11.29	%(f)	12.23%		8.22%	24.04	%(d)	24.75%	(9.78)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.55	%(f)	1.12%		1.13%	1.17%		1.08%	1.11%
Expenses, excluding expense reductions	.55	%(f)	1.12%		1.13%	1.17%		1.08%	1.11%
Net investment income	.22	%(f)	.48%		.51%	.46%		.75%	.95%
Supplemental Data:
Net assets, end of period (000)	$1,195,419		$1,226,358		$1,197,020	$834,428		$371,607	$145,827
Portfolio turnover rate	16.26	%(e)(f)	27.96	%(e)	24.67%	17.61%		15.38%	21.84%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Amount is less than $.01.

(d) The effect of payment from an affiliate for violation of investment restriction on total return is less than .01%.

(e) Includes portfolio securities delivered as a result of redemption in-kind transactions.

(f) Not annualized.

See Notes to Financial Statements.
12

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of eight separate portfolios. This report covers the Mid-Cap Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis.

13

Notes to Financial Statements (unaudited) (continued)

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2007, the effective management fee paid to Lord Abbett was at a rate of .74% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the Fund's average daily net asset value ("NAV") of the Class VC Shares held in the insurance company's separate account to service and maintain the Variable Contract owners' accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2007, the Fund incurred expenses of $1,854,749 for such services arrangements with certain insurance companies, which have been included in Shareholder Servicing Expense on the Statement of Operations.

Two Directors and certain of the Company's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders

14

Notes to Financial Statements (unaudited) (continued)

are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 are as follows:

	Six Months Ended 6/30/2007 (unaudited)	Year Ended 12/31/2006
Distributions paid from:
Ordinary income	$-	$13,504,084
Net long-term capital gains	-	84,814,389
Total distributions paid	$-	$98,318,473

As of June 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$972,266,204
Gross unrealized gain	245,652,566
Gross unrealized loss	(15,732,347)
Net unrealized security gain	$229,920,219

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments and including redemptions in-kind) for the six months ended June 30, 2007 are as follows:

Purchases	Sales
$193,124,872	$380,433,812

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2007.

6. REDEMPTIONS IN-KIND

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of fund shares ("redemptions in-kind"). For financial reporting purposes, the Fund recognizes a gain on redemptions in-kind to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. During the six months ended June 30, 2007, shareholders of the Fund redeemed Fund shares in exchange for Fund portfolio securities, causing the Fund to realize a net gain of $35,698,917.

15

Notes to Financial Statements (unaudited) (continued)

7. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

8. EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital share are as follows:

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Shares sold	2,729,214	7,407,660
Reinvestment of distributions	–	4,516,237
Shares reacquired	(3,386,584)	(9,081,301)
Redemptions in-kind (See Note 6)	(6,322,109)	(3,300,147)
Decrease	(6,979,479)	(457,551)

16

Notes to Financial Statements (unaudited) (concluded)

12. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective June 29, 2007, the Fund has adopted FIN 48. The Fund was not required to record any tax liabilities to its NAV as a result of the implementation of FIN 48.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

18

This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Mid-Cap Value Portfolio

LASFMCV-3-0607

(08/07)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Schedule of Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT SERIES FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 15, 2007